UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments

Vanguard Tax-Managed Growth and Income Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.6%)
McDonald's Corp.	206,947	18,174
* Amazon.com Inc.	72,845	15,751
Walt Disney Co.	372,298	11,228
Comcast Corp. Class A	517,468	10,815
Home Depot Inc.	313,714	10,312
* Ford Motor Co.	762,096	7,369
News Corp. Class A	458,354	7,091
Target Corp.	135,636	6,652
NIKE Inc. Class B	76,174	6,514
Time Warner Inc.	209,911	6,291
* DIRECTV Class A	148,054	6,255
Starbucks Corp.	149,626	5,580
Lowe's Cos. Inc.	253,331	4,899
Yum! Brands Inc.	93,184	4,602
* priceline.com Inc.	10,003	4,496
Viacom Inc. Class B	115,303	4,467
TJX Cos. Inc.	76,321	4,234
Time Warner Cable Inc.	65,207	4,087
Johnson Controls Inc.	136,522	3,600
Coach Inc.	57,963	3,004
Carnival Corp.	92,740	2,810
* Bed Bath & Beyond Inc.	48,964	2,806
Kohl's Corp.	56,313	2,765
CBS Corp. Class B	134,428	2,740
McGraw-Hill Cos. Inc.	60,369	2,475
Macy's Inc.	85,986	2,263
VF Corp.	17,342	2,107
* Discovery Communications Inc. Class A	55,100	2,073
Omnicom Group Inc.	56,075	2,066
Limited Brands Inc.	49,868	1,920
* Chipotle Mexican Grill Inc. Class A	6,268	1,899
Staples Inc.	142,060	1,889
* AutoZone Inc.	5,822	1,858
Wynn Resorts Ltd.	15,993	1,840
Ross Stores Inc.	23,143	1,821
* O'Reilly Automotive Inc.	27,268	1,817
Mattel Inc.	68,846	1,782
Ralph Lauren Corp. Class A	12,935	1,678
Fortune Brands Inc.	30,920	1,672
Harley-Davidson Inc.	47,427	1,628
Genuine Parts Co.	31,598	1,605
Tiffany & Co.	25,403	1,545
Marriott International Inc. Class A	56,624	1,542
Nordstrom Inc.	32,936	1,505
Starwood Hotels & Resorts Worldwide Inc.	38,711	1,503
Best Buy Co. Inc.	60,978	1,421
Family Dollar Stores Inc.	24,056	1,223
* Netflix Inc.	10,599	1,199
Darden Restaurants Inc.	27,011	1,155

Gap Inc.	69,910	1,135
* CarMax Inc.	45,391	1,083
Abercrombie & Fitch Co.	17,328	1,067
Expedia Inc.	39,226	1,010
* Apollo Group Inc. Class A	24,505	971
Wyndham Worldwide Corp.	32,996	941
International Game Technology	60,478	879
H&R Block Inc.	61,183	814
Hasbro Inc.	24,305	793
JC Penney Co. Inc.	28,775	771
Whirlpool Corp.	15,373	767
Scripps Networks Interactive Inc. Class A	19,981	743
Cablevision Systems Corp. Class A	45,068	709
Comcast Corp.	33,914	702
Newell Rubbermaid Inc.	58,789	698
Interpublic Group of Cos. Inc.	95,909	691
* GameStop Corp. Class A	27,821	643
Leggett & Platt Inc.	28,681	568
* Urban Outfitters Inc.	23,840	532
DR Horton Inc.	56,755	513
* Goodyear Tire & Rubber Co.	49,443	499
Gannett Co. Inc.	48,625	463
* Big Lots Inc.	13,156	458
DeVry Inc.	12,289	454
* Sears Holdings Corp.	7,688	442
Lennar Corp. Class A	32,569	441
Harman International Industries Inc.	14,181	405
Washington Post Co. Class B	1,030	337
* AutoNation Inc.	9,949	326
* Pulte Group Inc.	68,107	269
		220,152
Consumer Staples (11.7%)
Procter & Gamble Co.	551,170	34,823
Coca-Cola Co.	460,635	31,120
Philip Morris International Inc.	352,307	21,977
PepsiCo Inc.	317,442	19,650
Wal-Mart Stores Inc.	352,562	18,298
Kraft Foods Inc.	354,234	11,895
Altria Group Inc.	415,423	11,137
CVS Caremark Corp.	269,741	9,058
Colgate-Palmolive Co.	97,541	8,650
Costco Wholesale Corp.	87,775	7,208
Walgreen Co.	181,928	5,984
Kimberly-Clark Corp.	78,549	5,578
General Mills Inc.	129,914	4,998
Archer-Daniels-Midland Co.	135,624	3,365
HJ Heinz Co.	64,276	3,245
Lorillard Inc.	27,856	3,084
Sysco Corp.	118,970	3,081
Mead Johnson Nutrition Co.	40,812	2,809
Kroger Co.	121,677	2,672
Kellogg Co.	49,993	2,659
Reynolds American Inc.	67,900	2,545
Whole Foods Market Inc.	31,514	2,058
ConAgra Foods Inc.	83,047	2,011
Estee Lauder Cos. Inc. Class A	22,657	1,990
Sara Lee Corp.	117,828	1,926

Hershey Co.	30,835	1,827
Clorox Co.	26,428	1,753
Dr Pepper Snapple Group Inc.	43,718	1,695
Avon Products Inc.	86,243	1,690
JM Smucker Co.	22,828	1,664
Coca-Cola Enterprises Inc.	64,260	1,599
Brown-Forman Corp. Class B	20,250	1,420
Molson Coors Brewing Co. Class B	32,910	1,304
McCormick & Co. Inc.	26,443	1,221
Safeway Inc.	70,210	1,168
Campbell Soup Co.	36,030	1,166
Tyson Foods Inc. Class A	59,431	1,032
Hormel Foods Corp.	27,800	751
* Constellation Brands Inc. Class A	37,215	670
* Dean Foods Co.	37,100	329
SUPERVALU Inc.	42,646	284
		241,394
Energy (11.6%)
Exxon Mobil Corp.	975,433	70,846
Chevron Corp.	401,827	37,177
ConocoPhillips	275,376	17,437
Schlumberger Ltd.	270,660	16,167
Occidental Petroleum Corp.	163,013	11,655
Anadarko Petroleum Corp.	99,788	6,292
Apache Corp.	76,947	6,174
Halliburton Co.	184,411	5,628
Devon Energy Corp.	83,471	4,628
National Oilwell Varco Inc.	85,116	4,360
Baker Hughes Inc.	87,640	4,045
EOG Resources Inc.	53,929	3,830
Chesapeake Energy Corp.	132,635	3,389
Spectra Energy Corp.	130,771	3,208
Hess Corp.	60,711	3,185
Marathon Oil Corp.	143,248	3,091
Williams Cos. Inc.	118,055	2,873
El Paso Corp.	154,520	2,701
Noble Energy Inc.	35,505	2,514
* Southwestern Energy Co.	69,853	2,328
* Cameron International Corp.	49,175	2,043
Valero Energy Corp.	114,860	2,042
Marathon Petroleum Corp.	71,424	1,933
Range Resources Corp.	32,286	1,887
Peabody Energy Corp.	54,420	1,844
* FMC Technologies Inc.	48,356	1,818
Murphy Oil Corp.	38,866	1,716
EQT Corp.	30,104	1,606
Consol Energy Inc.	45,389	1,540
Pioneer Natural Resources Co.	23,370	1,537
Noble Corp.	50,751	1,490
Cabot Oil & Gas Corp.	21,069	1,304
* Newfield Exploration Co.	26,611	1,056
QEP Resources Inc.	35,468	960
* Denbury Resources Inc.	79,992	920
Helmerich & Payne Inc.	21,487	872
* Alpha Natural Resources Inc.	45,609	807
* Rowan Cos. Inc.	25,586	772
Diamond Offshore Drilling Inc.	14,011	767

* Nabors Industries Ltd.	57,706	707
Sunoco Inc.	21,688	673
* Tesoro Corp.	28,684	559
		240,381
Financials (13.6%)
Wells Fargo & Co.	1,059,180	25,547
JPMorgan Chase & Co.	782,107	23,557
* Berkshire Hathaway Inc. Class B	318,299	22,612
Citigroup Inc.	585,262	14,994
Bank of America Corp.	2,032,845	12,441
Goldman Sachs Group Inc.	101,404	9,588
American Express Co.	208,298	9,353
US Bancorp	385,304	9,070
Simon Property Group Inc.	58,982	6,487
MetLife Inc.	212,045	5,939
PNC Financial Services Group Inc.	105,680	5,093
Bank of New York Mellon Corp.	247,123	4,594
Prudential Financial Inc.	97,596	4,573
ACE Ltd.	67,800	4,109
Travelers Cos. Inc.	84,089	4,098
Morgan Stanley	297,638	4,018
Capital One Financial Corp.	92,286	3,657
Chubb Corp.	57,276	3,436
CME Group Inc.	13,432	3,310
Aflac Inc.	93,639	3,273
State Street Corp.	101,350	3,259
Public Storage	28,389	3,161
Equity Residential	59,495	3,086
BB&T Corp.	139,983	2,986
BlackRock Inc.	20,053	2,968
Marsh & McLennan Cos. Inc.	108,500	2,880
HCP Inc.	81,740	2,866
Ventas Inc.	57,658	2,848
Franklin Resources Inc.	29,226	2,795
Vornado Realty Trust	36,957	2,758
Aon Corp.	65,439	2,747
Boston Properties Inc.	29,483	2,627
Discover Financial Services	109,378	2,509
T Rowe Price Group Inc.	51,470	2,459
Allstate Corp.	103,776	2,458
* Berkshire Hathaway Inc. Class A	23	2,456
Charles Schwab Corp.	216,043	2,435
Progressive Corp.	127,993	2,273
ProLogis Inc.	91,970	2,230
Loews Corp.	62,457	2,158
AvalonBay Communities Inc.	18,843	2,149
SunTrust Banks Inc.	107,999	1,939
American International Group Inc.	87,672	1,924
Ameriprise Financial Inc.	47,542	1,871
Fifth Third Bancorp	184,619	1,865
M&T Bank Corp.	25,209	1,762
* IntercontinentalExchange Inc.	14,814	1,752
Northern Trust Corp.	48,548	1,698
Weyerhaeuser Co.	108,173	1,682
Health Care REIT Inc.	35,566	1,665
Host Hotels & Resorts Inc.	142,442	1,558
Hartford Financial Services Group Inc.	89,729	1,448

Principal Financial Group Inc.	63,118	1,431
Invesco Ltd.	90,816	1,409
SLM Corp.	103,604	1,290
Unum Group	60,925	1,277
XL Group plc Class A	66,026	1,241
Kimco Realty Corp.	81,723	1,228
NYSE Euronext	52,737	1,226
Moody's Corp.	39,940	1,216
KeyCorp	191,360	1,135
Plum Creek Timber Co. Inc.	32,615	1,132
Lincoln National Corp.	61,825	966
Comerica Inc.	40,593	932
Leucadia National Corp.	39,794	903
* CB Richard Ellis Group Inc. Class A	65,621	883
People's United Financial Inc.	75,532	861
Cincinnati Financial Corp.	32,595	858
Regions Financial Corp.	252,713	842
Huntington Bancshares Inc.	173,123	831
Torchmark Corp.	21,099	736
Legg Mason Inc.	26,336	677
Assurant Inc.	18,909	677
Hudson City Bancorp Inc.	105,719	598
* NASDAQ OMX Group Inc.	25,695	595
* Genworth Financial Inc. Class A	99,134	569
Apartment Investment & Management Co.	23,892	529
Zions Bancorporation	36,940	520
* E*Trade Financial Corp.	50,359	459
Federated Investors Inc. Class B	18,495	324
First Horizon National Corp.	53,224	317
Janus Capital Group Inc.	37,389	224
		280,907
Health Care (12.1%)
Johnson & Johnson	549,759	35,025
Pfizer Inc.	1,565,198	27,673
Merck & Co. Inc.	617,975	20,214
Abbott Laboratories	312,243	15,968
Bristol-Myers Squibb Co.	342,066	10,734
Amgen Inc.	185,288	10,182
UnitedHealth Group Inc.	215,817	9,953
Eli Lilly & Co.	204,315	7,554
Medtronic Inc.	211,734	7,038
Baxter International Inc.	113,921	6,396
* Gilead Sciences Inc.	154,714	6,003
* Celgene Corp.	92,185	5,708
Allergan Inc.	61,748	5,087
WellPoint Inc.	72,315	4,721
* Biogen Idec Inc.	48,560	4,523
Covidien plc	99,100	4,370
* Thermo Fisher Scientific Inc.	76,717	3,885
* Express Scripts Inc.	98,165	3,639
* Medco Health Solutions Inc.	77,275	3,623
McKesson Corp.	49,435	3,594
Becton Dickinson and Co.	43,638	3,200
Stryker Corp.	66,313	3,125
Cardinal Health Inc.	69,059	2,892
* Intuitive Surgical Inc.	7,837	2,855
Aetna Inc.	74,678	2,715

Humana Inc.	33,462	2,434
St. Jude Medical Inc.	66,208	2,396
CIGNA Corp.	54,220	2,274
* Agilent Technologies Inc.	69,847	2,183
* Zimmer Holdings Inc.	38,218	2,045
AmerisourceBergen Corp. Class A	54,224	2,021
* Cerner Corp.	29,038	1,990
* Boston Scientific Corp.	306,416	1,811
* Watson Pharmaceuticals Inc.	25,177	1,718
* Forest Laboratories Inc.	55,327	1,703
* Edwards Lifesciences Corp.	23,043	1,642
* Laboratory Corp. of America Holdings	20,168	1,594
Quest Diagnostics Inc.	31,642	1,562
CR Bard Inc.	17,329	1,517
* Mylan Inc.	85,919	1,461
* Life Technologies Corp.	35,982	1,383
* Waters Corp.	18,258	1,378
* Cephalon Inc.	15,432	1,245
* Varian Medical Systems Inc.	23,549	1,228
* Hospira Inc.	33,054	1,223
* DaVita Inc.	18,813	1,179
* CareFusion Corp.	44,989	1,077
DENTSPLY International Inc.	28,353	870
* Coventry Health Care Inc.	29,580	852
Patterson Cos. Inc.	18,640	534
PerkinElmer Inc.	22,637	435
* Tenet Healthcare Corp.	94,617	391
		250,823
Industrials (10.3%)
General Electric Co.	2,126,574	32,409
United Technologies Corp.	182,200	12,820
United Parcel Service Inc. Class B	196,684	12,421
3M Co.	142,243	10,212
Caterpillar Inc.	129,539	9,565
Boeing Co.	148,646	8,995
Union Pacific Corp.	97,840	7,991
Honeywell International Inc.	156,861	6,888
Emerson Electric Co.	149,604	6,180
Deere & Co.	83,056	5,363
Danaher Corp.	114,288	4,793
Precision Castparts Corp.	28,865	4,487
FedEx Corp.	63,697	4,311
Norfolk Southern Corp.	69,806	4,260
General Dynamics Corp.	72,544	4,127
CSX Corp.	220,207	4,111
Illinois Tool Works Inc.	98,661	4,104
Lockheed Martin Corp.	55,099	4,002
Tyco International Ltd.	93,172	3,797
Cummins Inc.	39,144	3,197
Waste Management Inc.	94,734	3,085
Goodrich Corp.	25,068	3,025
Northrop Grumman Corp.	55,870	2,914
Raytheon Co.	70,982	2,901
PACCAR Inc.	73,539	2,487
Eaton Corp.	68,458	2,430
CH Robinson Worldwide Inc.	33,012	2,260
Fastenal Co.	59,282	1,973

Parker Hannifin Corp.	31,190	1,969
Ingersoll-Rand plc	66,300	1,862
WW Grainger Inc.	12,163	1,819
Republic Services Inc. Class A	64,056	1,797
Dover Corp.	37,506	1,748
Expeditors International of Washington Inc.	42,723	1,732
Stanley Black & Decker Inc.	33,811	1,660
Rockwell Collins Inc.	30,714	1,620
Fluor Corp.	34,790	1,620
Rockwell Automation Inc.	28,703	1,607
ITT Corp.	37,102	1,558
* Stericycle Inc.	17,264	1,394
Roper Industries Inc.	19,340	1,333
L-3 Communications Holdings Inc.	21,277	1,319
Joy Global Inc.	21,089	1,316
Southwest Airlines Co.	162,136	1,304
Iron Mountain Inc.	40,955	1,295
Pall Corp.	23,395	992
Textron Inc.	55,708	983
Flowserve Corp.	11,268	834
* Jacobs Engineering Group Inc.	25,545	825
* Quanta Services Inc.	42,469	798
Equifax Inc.	24,767	761
Pitney Bowes Inc.	40,481	761
Cintas Corp.	22,602	636
Robert Half International Inc.	28,901	613
Dun & Bradstreet Corp.	9,996	612
RR Donnelley & Sons Co.	37,768	533
Avery Dennison Corp.	21,187	531
Snap-on Inc.	11,767	522
Masco Corp.	71,919	512
Ryder System Inc.	10,404	390
		212,364
Information Technology (19.4%)
* Apple Inc.	185,990	70,896
International Business Machines Corp.	239,542	41,927
Microsoft Corp.	1,495,923	37,233
* Google Inc. Class A	50,517	25,985
Oracle Corp.	792,573	22,779
Intel Corp.	1,053,368	22,468
Cisco Systems Inc.	1,103,295	17,090
QUALCOMM Inc.	336,913	16,384
Hewlett-Packard Co.	415,974	9,339
Visa Inc. Class A	102,548	8,790
* EMC Corp.	414,101	8,692
Accenture plc Class A	129,434	6,819
Mastercard Inc. Class A	21,404	6,788
* eBay Inc.	230,007	6,783
Texas Instruments Inc.	231,648	6,173
Automatic Data Processing Inc.	98,246	4,632
* Dell Inc.	311,572	4,409
Corning Inc.	315,190	3,896
* Cognizant Technology Solutions Corp. Class A	61,060	3,828
* Yahoo! Inc.	253,451	3,335
Broadcom Corp. Class A	96,595	3,216
* Salesforce.com Inc.	27,123	3,100
* Intuit Inc.	60,894	2,889

Applied Materials Inc.	264,595	2,739
Motorola Solutions Inc.	60,468	2,534
* NetApp Inc.	73,918	2,509
* Symantec Corp.	150,652	2,456
* Adobe Systems Inc.	98,930	2,391
* Citrix Systems Inc.	37,703	2,056
Altera Corp.	64,921	2,047
* Motorola Mobility Holdings Inc.	52,709	1,991
Xerox Corp.	281,820	1,964
* SanDisk Corp.	47,985	1,936
Western Union Co.	126,122	1,928
Analog Devices Inc.	60,247	1,883
* Juniper Networks Inc.	107,383	1,853
* Teradata Corp.	33,659	1,802
Paychex Inc.	64,725	1,707
* Red Hat Inc.	38,827	1,641
* NVIDIA Corp.	120,781	1,510
CA Inc.	76,385	1,483
Xilinx Inc.	53,436	1,466
* Fiserv Inc.	28,367	1,440
Amphenol Corp. Class A	34,163	1,393
* Electronic Arts Inc.	66,955	1,369
* BMC Software Inc.	35,145	1,355
KLA-Tencor Corp.	33,459	1,281
* Autodesk Inc.	45,933	1,276
Linear Technology Corp.	45,647	1,262
Fidelity National Information Services Inc.	49,941	1,215
* Western Digital Corp.	46,824	1,204
Microchip Technology Inc.	38,199	1,188
* F5 Networks Inc.	16,294	1,158
* Micron Technology Inc.	202,459	1,020
VeriSign Inc.	33,231	951
Computer Sciences Corp.	31,284	840
Harris Corp.	24,120	824
FLIR Systems Inc.	32,296	809
* First Solar Inc.	11,833	748
* Akamai Technologies Inc.	36,853	733
* SAIC Inc.	55,868	660
Jabil Circuit Inc.	36,440	648
* LSI Corp.	115,132	596
* Advanced Micro Devices Inc.	115,945	589
Molex Inc.	27,322	557
Total System Services Inc.	32,398	548
* JDS Uniphase Corp.	45,491	454
* Lexmark International Inc. Class A	15,908	430
* Teradyne Inc.	37,400	412
* Novellus Systems Inc.	13,948	380
* Compuware Corp.	44,376	340
Tellabs Inc.	73,015	313
* MEMC Electronic Materials Inc.	46,504	244
* Monster Worldwide Inc.	25,788	185
		401,769
Materials (3.4%)
EI du Pont de Nemours & Co.	187,014	7,475
Monsanto Co.	107,314	6,443
Newmont Mining Corp.	99,083	6,232
Freeport-McMoRan Copper & Gold Inc.	190,416	5,798

Praxair Inc.	60,534	5,659
Dow Chemical Co.	236,894	5,321
Air Products & Chemicals Inc.	42,732	3,263
Mosaic Co.	55,715	2,728
Ecolab Inc.	46,679	2,282
PPG Industries Inc.	31,524	2,228
Alcoa Inc.	214,103	2,049
International Paper Co.	87,718	2,039
Nucor Corp.	63,490	2,009
CF Industries Holdings Inc.	14,389	1,775
Sigma-Aldrich Corp.	24,540	1,516
Cliffs Natural Resources Inc.	29,232	1,496
Sherwin-Williams Co.	17,754	1,320
Ball Corp.	32,914	1,021
FMC Corp.	14,364	993
Eastman Chemical Co.	14,022	961
International Flavors & Fragrances Inc.	16,254	914
Airgas Inc.	13,597	868
MeadWestvaco Corp.	34,159	839
Allegheny Technologies Inc.	21,320	789
Vulcan Materials Co.	25,830	712
United States Steel Corp.	29,080	640
Bemis Co. Inc.	20,650	605
Sealed Air Corp.	32,092	536
* Owens-Illinois Inc.	33,185	502
Titanium Metals Corp.	16,600	249
AK Steel Holding Corp.	22,200	145
		69,407
Telecommunication Services (3.3%)
AT&T Inc.	1,188,776	33,904
Verizon Communications Inc.	567,796	20,895
* American Tower Corp. Class A	79,279	4,265
CenturyLink Inc.	123,789	4,100
* Sprint Nextel Corp.	601,366	1,828
Frontier Communications Corp.	200,006	1,222
Windstream Corp.	102,258	1,192
* MetroPCS Communications Inc.	59,128	515
		67,921
Utilities (4.0%)
Southern Co.	172,003	7,288
Dominion Resources Inc.	114,091	5,792
Exelon Corp.	132,886	5,662
Duke Energy Corp.	267,498	5,347
NextEra Energy Inc.	84,818	4,582
FirstEnergy Corp.	83,908	3,768
American Electric Power Co. Inc.	96,952	3,686
PG&E Corp.	80,781	3,418
Public Service Enterprise Group Inc.	101,534	3,388
Consolidated Edison Inc.	58,732	3,349
PPL Corp.	115,939	3,309
Progress Energy Inc.	59,140	3,059
Edison International	65,433	2,503
Sempra Energy	48,052	2,475
Xcel Energy Inc.	97,524	2,408
Entergy Corp.	35,435	2,349
CenterPoint Energy Inc.	85,488	1,677

DTE Energy Co.	34,079	1,670
Constellation Energy Group Inc.	40,276	1,533
Wisconsin Energy Corp.	46,942	1,469
Ameren Corp.	48,321	1,438
Oneok Inc.	20,862	1,378
* AES Corp.	132,335	1,292
NiSource Inc.	56,443	1,207
Northeast Utilities	35,459	1,193
* NRG Energy Inc.	48,674	1,032
CMS Energy Corp.	50,320	996
Pinnacle West Capital Corp.	21,840	938
SCANA Corp.	23,088	934
Pepco Holdings Inc.	45,155	854
Integrys Energy Group Inc.	15,773	767
TECO Energy Inc.	43,450	744
Nicor Inc.	8,980	494
		81,999
Total Common Stocks (Cost $1,995,732)		2,067,117
Total Investments (100.0%) (Cost $1,995,732)		2,067,117
Other Assets and Liabilities-Net (0.0%)		594
Net Assets (100%)		2,067,711
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $1,995,732,000. Net unrealized appreciation of investment securities for tax purposes was $71,385,000, consisting of unrealized gains of $427,533,000 on securities that had risen in value since their purchase and $356,148,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Growth and Income Fund

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.9%)
McDonald's Corp.	306,260	26,896
* Amazon.com Inc.	111,325	24,072
Walt Disney Co.	588,436	17,747
Comcast Corp. Class A	755,371	15,787
Home Depot Inc.	480,000	15,778
News Corp. Class A	763,830	11,816
* Ford Motor Co.	1,209,933	11,700
Target Corp.	232,300	11,392
* DIRECTV Class A	260,109	10,990
Time Warner Inc.	360,649	10,809
NIKE Inc. Class B	123,200	10,535
Starbucks Corp.	259,352	9,671
Lowe's Cos. Inc.	467,600	9,043
Yum! Brands Inc.	168,360	8,315
Viacom Inc. Class B	171,033	6,626
Johnson Controls Inc.	237,600	6,265
Coach Inc.	118,900	6,163
* Bed Bath & Beyond Inc.	105,315	6,036
Kohl's Corp.	122,650	6,022
Time Warner Cable Inc.	94,542	5,925
McGraw-Hill Cos. Inc.	122,900	5,039
Ross Stores Inc.	60,296	4,745
* Dollar Tree Inc.	62,769	4,715
* AutoZone Inc.	14,100	4,501
* O'Reilly Automotive Inc.	67,448	4,494
* Liberty Interactive Corp. Class A	302,926	4,474
Ralph Lauren Corp. Class A	30,800	3,995
* Las Vegas Sands Corp.	100,440	3,851
* BorgWarner Inc.	60,600	3,668
Darden Restaurants Inc.	83,850	3,585
* General Motors Co.	174,675	3,525
Starwood Hotels & Resorts Worldwide Inc.	89,818	3,487
Gap Inc.	211,887	3,441
Marriott International Inc. Class A	125,975	3,432
Best Buy Co. Inc.	141,084	3,287
PetSmart Inc.	77,000	3,284
Advance Auto Parts Inc.	56,402	3,277
* Sirius XM Radio Inc.	2,129,000	3,215
Expedia Inc.	124,613	3,209
* Discovery Communications Inc.	90,137	3,168
* Dollar General Corp.	83,700	3,160
* CarMax Inc.	128,143	3,056
* Apollo Group Inc. Class A	72,229	2,861
PVH Corp.	46,281	2,695
* NVR Inc.	4,440	2,682
* Liberty Global Inc.	75,207	2,603
CBS Corp. Class B	127,174	2,592
Gentex Corp.	107,252	2,579
Hasbro Inc.	77,100	2,514

John Wiley & Sons Inc. Class A	53,700	2,385
Scripps Networks Interactive Inc. Class A	62,170	2,311
Brinker International Inc.	102,750	2,149
Interpublic Group of Cos. Inc.	294,400	2,120
Weight Watchers International Inc.	36,200	2,109
* Toll Brothers Inc.	144,600	2,087
* AutoNation Inc.	62,525	2,050
DeVry Inc.	55,239	2,042
Harley-Davidson Inc.	56,800	1,950
* MGM Resorts International	208,690	1,939
* priceline.com Inc.	4,220	1,897
International Game Technology	129,600	1,883
Omnicom Group Inc.	50,600	1,864
* Pulte Group Inc.	422,649	1,669
* Liberty Global Inc. Class A	42,398	1,534
Virgin Media Inc.	62,269	1,516
Macy's Inc.	56,800	1,495
* Mohawk Industries Inc.	34,700	1,489
Nordstrom Inc.	32,300	1,475
Abercrombie & Fitch Co.	23,300	1,434
Foot Locker Inc.	70,600	1,418
Staples Inc.	94,495	1,257
Harman International Industries Inc.	43,600	1,246
DR Horton Inc.	126,366	1,142
TJX Cos. Inc.	19,976	1,108
* Liberty Media Corp. - Liberty Capital Class A	16,431	1,086
* Liberty Media Corp. - Liberty Starz Class A	16,392	1,042
* Lamar Advertising Co. Class A	56,186	957
Aaron's Inc.	37,182	939
Mattel Inc.	36,032	933
Cablevision Systems Corp. Class A	54,344	855
* Sears Holdings Corp.	14,700	845
* Career Education Corp.	60,400	788
American Eagle Outfitters Inc.	66,991	785
Lennar Corp. Class A	54,600	739
RadioShack Corp.	58,000	674
Comcast Corp.	26,219	542
* GameStop Corp. Class A	20,430	472
* Hanesbrands Inc.	18,286	457
* AMC Networks Inc. Class A	13,586	434
Chico's FAS Inc.	28,340	324
* Madison Square Garden Co. Class A	13,586	310
* Education Management Corp.	18,200	270
Wynn Resorts Ltd.	2,000	230
Carnival Corp.	5,800	176
Washington Post Co. Class B	520	170
Lennar Corp. Class B	8,300	85
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,684	1
		389,405
Consumer Staples (10.9%)
Procter & Gamble Co.	816,178	51,566
Coca-Cola Co.	586,300	39,610
Philip Morris International Inc.	494,509	30,847
PepsiCo Inc.	475,139	29,411
Wal-Mart Stores Inc.	538,528	27,950
CVS Caremark Corp.	436,754	14,666
Costco Wholesale Corp.	146,000	11,989

Kraft Foods Inc.	348,826	11,714
Altria Group Inc.	396,663	10,635
Colgate-Palmolive Co.	115,900	10,278
Walgreen Co.	307,300	10,107
Archer-Daniels-Midland Co.	243,273	6,036
Kroger Co.	263,700	5,791
* Green Mountain Coffee Roasters Inc.	52,509	4,880
Estee Lauder Cos. Inc. Class A	53,800	4,726
Hershey Co.	75,300	4,461
Dr Pepper Snapple Group Inc.	114,200	4,429
Clorox Co.	66,120	4,386
Brown-Forman Corp. Class B	57,846	4,057
Church & Dwight Co. Inc.	86,200	3,810
Coca-Cola Enterprises Inc.	153,000	3,807
* Hansen Natural Corp.	43,300	3,780
Bunge Ltd.	62,800	3,661
JM Smucker Co.	49,024	3,573
McCormick & Co. Inc.	76,100	3,513
General Mills Inc.	88,800	3,416
Campbell Soup Co.	97,400	3,153
Tyson Foods Inc. Class A	177,944	3,089
Kimberly-Clark Corp.	43,340	3,078
* Energizer Holdings Inc.	44,128	2,932
Mead Johnson Nutrition Co.	42,525	2,927
Molson Coors Brewing Co. Class B	71,900	2,848
Hormel Foods Corp.	105,200	2,842
Safeway Inc.	170,462	2,835
* Constellation Brands Inc. Class A	151,500	2,727
* Smithfield Foods Inc.	135,135	2,635
Corn Products International Inc.	62,700	2,460
Kellogg Co.	44,300	2,356
* Ralcorp Holdings Inc.	29,009	2,225
Whole Foods Market Inc.	32,840	2,145
Avon Products Inc.	59,300	1,162
* Dean Foods Co.	122,475	1,086
Sara Lee Corp.	44,600	729
* BJ's Wholesale Club Inc.	9,300	477
Sysco Corp.	17,111	443
ConAgra Foods Inc.	11,200	271
Reynolds American Inc.	212	8
		355,527
Energy (11.3%)
Exxon Mobil Corp.	1,410,064	102,413
Chevron Corp.	582,638	53,906
Schlumberger Ltd.	375,599	22,435
ConocoPhillips	354,040	22,418
Occidental Petroleum Corp.	190,339	13,609
Anadarko Petroleum Corp.	167,123	10,537
Apache Corp.	126,217	10,128
Devon Energy Corp.	145,622	8,073
National Oilwell Varco Inc.	146,541	7,506
Baker Hughes Inc.	150,671	6,955
EOG Resources Inc.	88,300	6,270
Williams Cos. Inc.	239,700	5,834
Hess Corp.	109,600	5,750
Noble Energy Inc.	74,200	5,253
* Southwestern Energy Co.	145,700	4,856

Halliburton Co.	158,200	4,828
* Cameron International Corp.	109,002	4,528
Range Resources Corp.	76,500	4,472
* FMC Technologies Inc.	115,600	4,347
EQT Corp.	71,400	3,810
Pioneer Natural Resources Co.	56,337	3,705
Peabody Energy Corp.	108,100	3,662
Cabot Oil & Gas Corp.	56,835	3,519
Southern Union Co.	81,700	3,315
Valero Energy Corp.	182,480	3,244
QEP Resources Inc.	103,165	2,793
* Newfield Exploration Co.	66,098	2,623
SM Energy Co.	43,156	2,617
* Rowan Cos. Inc.	85,600	2,584
* Concho Resources Inc.	35,300	2,511
* Dresser-Rand Group Inc.	61,355	2,487
Cimarex Energy Co.	43,499	2,423
Helmerich & Payne Inc.	57,980	2,354
Energen Corp.	56,100	2,294
Diamond Offshore Drilling Inc.	39,700	2,173
* Denbury Resources Inc.	184,776	2,125
* Continental Resources Inc.	43,900	2,123
Core Laboratories NV	23,553	2,116
Marathon Oil Corp.	92,900	2,005
* Plains Exploration & Production Co.	66,760	1,516
* SandRidge Energy Inc.	262,914	1,462
* Quicksilver Resources Inc.	177,860	1,348
Marathon Petroleum Corp.	46,450	1,257
Consol Energy Inc.	33,900	1,150
Arch Coal Inc.	73,400	1,070
* Forest Oil Corp.	65,300	940
* Nabors Industries Ltd.	67,300	825
Chesapeake Energy Corp.	25,211	644
* Tesoro Corp.	26,500	516
* Unit Corp.	12,800	473
Patterson-UTI Energy Inc.	21,200	368
* Ultra Petroleum Corp.	12,870	357
* Superior Energy Services Inc.	1,048	28
		370,555
Financials (13.7%)
* Berkshire Hathaway Inc. Class B	519,391	36,898
JPMorgan Chase & Co.	1,170,021	35,241
Wells Fargo & Co.	1,236,508	29,825
Citigroup Inc.	681,300	17,455
Bank of America Corp.	2,583,633	15,812
American Express Co.	331,300	14,875
Goldman Sachs Group Inc.	139,830	13,221
Simon Property Group Inc.	98,548	10,838
US Bancorp	392,700	9,244
Prudential Financial Inc.	161,904	7,587
State Street Corp.	191,478	6,158
Public Storage	55,200	6,147
Aflac Inc.	172,500	6,029
Franklin Resources Inc.	58,200	5,566
Boston Properties Inc.	60,200	5,364
Discover Financial Services	230,700	5,292
Travelers Cos. Inc.	101,877	4,964

MetLife Inc.	175,820	4,925
Progressive Corp.	276,700	4,914
Loews Corp.	138,908	4,799
Capital One Financial Corp.	117,800	4,668
T Rowe Price Group Inc.	92,978	4,442
AvalonBay Communities Inc.	38,375	4,377
Charles Schwab Corp.	377,200	4,251
Ameriprise Financial Inc.	107,660	4,238
SunTrust Banks Inc.	216,990	3,895
Fifth Third Bancorp	368,920	3,726
CME Group Inc.	14,701	3,622
Unum Group	166,800	3,496
Host Hotels & Resorts Inc.	308,972	3,380
M&T Bank Corp.	46,286	3,235
Morgan Stanley	238,900	3,225
* Arch Capital Group Ltd.	98,000	3,202
Plum Creek Timber Co. Inc.	91,500	3,176
Bank of New York Mellon Corp.	167,906	3,121
General Growth Properties Inc.	252,757	3,058
WR Berkley Corp.	102,297	3,037
Torchmark Corp.	83,250	2,902
PNC Financial Services Group Inc.	59,631	2,874
SL Green Realty Corp.	49,410	2,873
* Affiliated Managers Group Inc.	36,800	2,872
* CB Richard Ellis Group Inc. Class A	212,190	2,856
* Markel Corp.	7,930	2,832
Principal Financial Group Inc.	120,400	2,729
KeyCorp	457,769	2,715
Reinsurance Group of America Inc. Class A	58,819	2,703
Assurant Inc.	75,300	2,696
* NASDAQ OMX Group Inc.	114,092	2,640
Leucadia National Corp.	116,219	2,636
White Mountains Insurance Group Ltd.	6,391	2,593
TD Ameritrade Holding Corp.	174,400	2,565
Hospitality Properties Trust	119,270	2,532
Douglas Emmett Inc.	147,673	2,525
* CIT Group Inc.	82,500	2,506
HCC Insurance Holdings Inc.	91,600	2,478
Allstate Corp.	102,300	2,423
Lincoln National Corp.	150,986	2,360
DDR Corp.	216,364	2,358
Camden Property Trust	42,400	2,343
Raymond James Financial Inc.	89,650	2,327
Apartment Investment & Management Co.	101,043	2,235
Alleghany Corp.	7,747	2,235
Commerce Bancshares Inc.	63,687	2,213
Alexandria Real Estate Equities Inc.	35,930	2,206
Cullen/Frost Bankers Inc.	47,600	2,183
East West Bancorp Inc.	145,700	2,172
Transatlantic Holdings Inc.	44,114	2,140
* American Capital Ltd.	313,600	2,139
BlackRock Inc.	14,450	2,139
Moody's Corp.	70,100	2,135
Brown & Brown Inc.	118,600	2,111
People's United Financial Inc.	174,014	1,984
Eaton Vance Corp.	86,202	1,920
* St. Joe Co.	127,188	1,907

SEI Investments Co.	123,770	1,904
Chubb Corp.	30,900	1,854
* Forest City Enterprises Inc. Class A	173,384	1,848
Zions Bancorporation	129,284	1,819
BOK Financial Corp.	38,571	1,809
* TFS Financial Corp.	221,854	1,804
Jones Lang LaSalle Inc.	34,450	1,785
Hanover Insurance Group Inc.	49,600	1,761
* Howard Hughes Corp.	41,009	1,726
Associated Banc-Corp	170,670	1,587
City National Corp.	42,000	1,586
* Popular Inc.	1,048,743	1,573
Digital Realty Trust Inc.	28,440	1,569
CNA Financial Corp.	69,500	1,562
SLM Corp.	123,245	1,534
Hudson City Bancorp Inc.	251,902	1,426
StanCorp Financial Group Inc.	50,600	1,395
First Citizens BancShares Inc. Class A	9,642	1,384
First Horizon National Corp.	227,345	1,355
Janus Capital Group Inc.	203,766	1,223
Legg Mason Inc.	47,500	1,221
Northern Trust Corp.	34,773	1,216
Lazard Ltd. Class A	55,686	1,175
BB&T Corp.	53,000	1,131
ProLogis Inc.	44,814	1,087
Hartford Financial Services Group Inc.	64,184	1,036
New York Community Bancorp Inc.	86,400	1,028
American Financial Group Inc.	32,200	1,000
Federated Investors Inc. Class B	56,200	985
American International Group Inc.	43,971	965
BRE Properties Inc.	21,500	910
ACE Ltd.	13,002	788
Bank of Hawaii Corp.	20,100	732
Interactive Brokers Group Inc.	51,335	715
Aon Corp.	16,400	688
* E*Trade Financial Corp.	74,916	682
Federal Realty Investment Trust	8,200	676
Taubman Centers Inc.	11,300	569
* Genworth Financial Inc. Class A	96,700	555
Invesco Ltd.	12,010	186
* MBIA Inc.	11,300	82
Essex Property Trust Inc.	300	36
		447,327
Health Care (12.1%)
Johnson & Johnson	801,298	51,051
Pfizer Inc.	2,052,484	36,288
Merck & Co. Inc.	790,626	25,861
Abbott Laboratories	407,600	20,845
Amgen Inc.	296,325	16,283
UnitedHealth Group Inc.	344,662	15,896
* Gilead Sciences Inc.	270,600	10,499
Bristol-Myers Squibb Co.	324,041	10,168
* Celgene Corp.	160,919	9,964
Allergan Inc.	111,030	9,147
Medtronic Inc.	263,600	8,762
WellPoint Inc.	132,316	8,638
* Biogen Idec Inc.	90,361	8,417

* Thermo Fisher Scientific Inc.	143,306	7,257
Baxter International Inc.	127,341	7,149
* Medco Health Solutions Inc.	147,742	6,928
* Express Scripts Inc.	168,324	6,240
Cardinal Health Inc.	145,512	6,094
Becton Dickinson and Co.	80,600	5,910
Aetna Inc.	157,144	5,712
Eli Lilly & Co.	152,595	5,641
McKesson Corp.	73,424	5,338
Humana Inc.	72,800	5,295
Stryker Corp.	109,200	5,147
St. Jude Medical Inc.	139,832	5,061
CIGNA Corp.	118,300	4,961
AmerisourceBergen Corp. Class A	132,300	4,931
* Agilent Technologies Inc.	140,106	4,378
Perrigo Co.	44,840	4,354
* Zimmer Holdings Inc.	81,170	4,343
* Watson Pharmaceuticals Inc.	63,283	4,319
* Forest Laboratories Inc.	136,600	4,206
* Laboratory Corp. of America Holdings	50,700	4,008
* Waters Corp.	49,900	3,767
Quest Diagnostics Inc.	72,800	3,593
* Henry Schein Inc.	55,100	3,417
* Life Technologies Corp.	86,835	3,337
* Mylan Inc.	188,137	3,198
* Mettler-Toledo International Inc.	22,100	3,093
DENTSPLY International Inc.	98,300	3,017
* Hospira Inc.	77,140	2,854
CR Bard Inc.	29,300	2,565
* Endo Pharmaceuticals Holdings Inc.	87,900	2,460
* Coventry Health Care Inc.	81,025	2,334
Universal Health Services Inc. Class B	67,400	2,292
Pharmaceutical Product Development Inc.	84,803	2,176
Patterson Cos. Inc.	73,530	2,105
* Kinetic Concepts Inc.	31,000	2,043
PerkinElmer Inc.	106,204	2,040
Teleflex Inc.	37,000	1,989
Lincare Holdings Inc.	78,950	1,776
* Health Net Inc.	74,200	1,759
* CareFusion Corp.	72,756	1,743
Covidien plc	33,900	1,495
* Varian Medical Systems Inc.	26,500	1,382
* Boston Scientific Corp.	205,500	1,215
Omnicare Inc.	40,900	1,040
* Cephalon Inc.	10,500	847
* Amylin Pharmaceuticals Inc.	47,800	441
* Dendreon Corp.	35,345	318
* DaVita Inc.	2,200	138
Techne Corp.	2,000	136
		397,661
Industrials (10.5%)
General Electric Co.	2,917,272	44,459
United Technologies Corp.	280,100	19,708
Boeing Co.	236,770	14,327
3M Co.	154,200	11,070
Union Pacific Corp.	123,914	10,120
Caterpillar Inc.	128,295	9,473

United Parcel Service Inc. Class B	147,300	9,302
Danaher Corp.	194,200	8,145
Precision Castparts Corp.	52,100	8,099
Norfolk Southern Corp.	130,500	7,963
FedEx Corp.	110,700	7,492
CSX Corp.	398,800	7,446
General Dynamics Corp.	124,400	7,077
Illinois Tool Works Inc.	163,500	6,802
Deere & Co.	104,800	6,767
Cummins Inc.	77,600	6,337
Emerson Electric Co.	142,400	5,883
Honeywell International Inc.	131,400	5,770
Lockheed Martin Corp.	72,700	5,281
CH Robinson Worldwide Inc.	76,100	5,211
PACCAR Inc.	142,910	4,833
Fastenal Co.	138,000	4,593
Waste Management Inc.	140,297	4,568
Parker Hannifin Corp.	71,000	4,482
WW Grainger Inc.	29,800	4,456
Expeditors International of Washington Inc.	101,061	4,098
* Stericycle Inc.	48,408	3,907
Rockwell Collins Inc.	73,700	3,888
Fluor Corp.	81,200	3,780
Northrop Grumman Corp.	72,268	3,769
Roper Industries Inc.	54,200	3,735
ITT Corp.	87,100	3,658
Iron Mountain Inc.	114,088	3,607
Raytheon Co.	88,118	3,601
L-3 Communications Holdings Inc.	54,000	3,346
Donaldson Co. Inc.	60,000	3,288
Joy Global Inc.	52,500	3,275
Pall Corp.	73,800	3,129
AMETEK Inc.	94,650	3,121
Equifax Inc.	93,200	2,865
Southwest Airlines Co.	351,687	2,828
JB Hunt Transport Services Inc.	73,500	2,655
* Quanta Services Inc.	136,100	2,557
MSC Industrial Direct Co. Class A	44,700	2,524
* Jacobs Engineering Group Inc.	77,700	2,509
Flowserve Corp.	33,000	2,442
Landstar System Inc.	59,289	2,345
IDEX Corp.	71,845	2,239
Dun & Bradstreet Corp.	36,200	2,218
Valmont Industries Inc.	27,537	2,146
KBR Inc.	89,249	2,109
Carlisle Cos. Inc.	65,200	2,079
Cintas Corp.	70,766	1,991
Toro Co.	40,100	1,976
* WABCO Holdings Inc.	51,941	1,966
Robert Half International Inc.	87,500	1,857
Manpower Inc.	54,600	1,836
* Owens Corning	83,900	1,819
Alliant Techsystems Inc.	33,100	1,804
* Verisk Analytics Inc. Class A	51,500	1,791
Wabtec Corp.	33,000	1,745
SPX Corp.	37,400	1,695
* CNH Global NV	53,400	1,401

Stanley Black & Decker Inc.	26,745	1,313
Gardner Denver Inc.	19,846	1,261
* Oshkosh Corp.	79,200	1,247
Textron Inc.	61,020	1,076
Con-way Inc.	46,800	1,036
Tyco International Ltd.	25,300	1,031
UTi Worldwide Inc.	77,587	1,012
* Terex Corp.	96,066	986
Graco Inc.	27,658	944
* Navistar International Corp.	28,500	915
Lennox International Inc.	35,090	905
Republic Services Inc. Class A	19,512	547
Manitowoc Co. Inc.	62,200	417
* Huntington Ingalls Industries Inc.	12,044	293
Ryder System Inc.	3,600	135
* KAR Auction Services Inc.	10,953	133
* AGCO Corp.	3,600	124
* TransDigm Group Inc.	1,380	113
		344,751
Information Technology (19.0%)
* Apple Inc.	264,500	100,822
International Business Machines Corp.	352,558	61,708
Microsoft Corp.	2,063,000	51,348
* Google Inc. Class A	74,760	38,455
Oracle Corp.	1,143,334	32,859
Intel Corp.	1,389,200	29,632
Cisco Systems Inc.	1,677,600	25,986
QUALCOMM Inc.	415,720	20,216
Hewlett-Packard Co.	643,258	14,441
* EMC Corp.	661,500	13,885
Visa Inc. Class A	157,298	13,484
* eBay Inc.	390,914	11,528
Mastercard Inc. Class A	35,790	11,351
Texas Instruments Inc.	389,800	10,388
Broadcom Corp. Class A	203,950	6,789
* Yahoo! Inc.	501,200	6,596
Corning Inc.	504,200	6,232
* Intuit Inc.	124,760	5,919
* Dell Inc.	415,500	5,879
* Cognizant Technology Solutions Corp. Class A	93,437	5,858
* Symantec Corp.	335,351	5,466
* Adobe Systems Inc.	213,200	5,153
* NetApp Inc.	137,963	4,682
Accenture plc Class A	88,713	4,673
Western Union Co.	298,095	4,558
* Teradata Corp.	84,674	4,533
Altera Corp.	140,647	4,435
* Citrix Systems Inc.	80,756	4,404
Applied Materials Inc.	417,500	4,321
Xerox Corp.	577,604	4,026
* Fiserv Inc.	78,050	3,963
CA Inc.	201,266	3,907
Analog Devices Inc.	118,166	3,693
Amphenol Corp. Class A	89,500	3,649
KLA-Tencor Corp.	94,800	3,629
Fidelity National Information Services Inc.	146,178	3,555
* BMC Software Inc.	91,600	3,532

Linear Technology Corp.	124,200	3,434
* Autodesk Inc.	117,288	3,258
* NVIDIA Corp.	255,244	3,191
* Western Digital Corp.	114,100	2,935
* Lam Research Corp.	77,108	2,929
* Avnet Inc.	105,400	2,749
Global Payments Inc.	66,817	2,699
* LSI Corp.	488,428	2,530
* Tech Data Corp.	55,510	2,400
* Arrow Electronics Inc.	84,500	2,347
Automatic Data Processing Inc.	47,100	2,221
* Synopsys Inc.	89,121	2,171
Computer Sciences Corp.	78,900	2,118
Motorola Solutions Inc.	49,604	2,078
* Juniper Networks Inc.	119,000	2,054
Microchip Technology Inc.	65,100	2,025
* Ingram Micro Inc.	125,000	2,016
* Atmel Corp.	248,700	2,007
* Compuware Corp.	258,162	1,977
Xilinx Inc.	71,336	1,957
* Cadence Design Systems Inc.	205,607	1,900
DST Systems Inc.	42,800	1,876
* Electronic Arts Inc.	90,200	1,845
* NCR Corp.	99,574	1,682
* Motorola Mobility Holdings Inc.	43,403	1,640
* QLogic Corp.	129,000	1,636
* Fairchild Semiconductor International Inc. Class A	147,958	1,598
Molex Inc.	69,751	1,421
* Lexmark International Inc. Class A	50,300	1,360
* Monster Worldwide Inc.	183,258	1,316
Total System Services Inc.	74,759	1,266
* Teradyne Inc.	110,200	1,213
Broadridge Financial Solutions Inc.	58,725	1,183
Tellabs Inc.	266,900	1,145
Solera Holdings Inc.	22,096	1,116
* IAC/InterActiveCorp	24,515	970
* Zebra Technologies Corp.	27,257	843
Lender Processing Services Inc.	61,250	838
* Advanced Micro Devices Inc.	81,100	412
* AOL Inc.	34,240	411
Activision Blizzard Inc.	32,800	390
* Novellus Systems Inc.	13,100	357
* Micron Technology Inc.	56,400	284
Harris Corp.	4,300	147
Intersil Corp. Class A	10,400	107
* SunPower Corp. Class A	8,218	66
		621,673
Materials (3.9%)
Newmont Mining Corp.	164,386	10,340
Praxair Inc.	105,400	9,853
Freeport-McMoRan Copper & Gold Inc.	294,908	8,980
EI du Pont de Nemours & Co.	160,300	6,407
Monsanto Co.	82,434	4,949
Ecolab Inc.	97,200	4,752
Nucor Corp.	129,600	4,101
Dow Chemical Co.	178,640	4,012
CF Industries Holdings Inc.	31,800	3,924

Sigma-Aldrich Corp.	63,400	3,917
Mosaic Co.	71,400	3,496
LyondellBasell Industries NV Class A	142,000	3,469
Ball Corp.	107,100	3,322
Nalco Holding Co.	94,639	3,310
Airgas Inc.	51,500	3,287
* Crown Holdings Inc.	103,000	3,153
FMC Corp.	44,400	3,071
Celanese Corp. Class A	82,811	2,694
* Allied Nevada Gold Corp.	73,800	2,643
Albemarle Corp.	60,400	2,440
Scotts Miracle-Gro Co. Class A	51,099	2,279
Allegheny Technologies Inc.	60,900	2,253
Cliffs Natural Resources Inc.	42,761	2,188
Titanium Metals Corp.	139,110	2,084
* Owens-Illinois Inc.	135,600	2,050
* Intrepid Potash Inc.	79,685	1,982
* Rockwood Holdings Inc.	58,800	1,981
Martin Marietta Materials Inc.	30,600	1,935
Cytec Industries Inc.	54,300	1,908
Sealed Air Corp.	106,072	1,771
United States Steel Corp.	79,356	1,747
* Solutia Inc.	132,400	1,701
* Molycorp Inc.	49,700	1,634
Reliance Steel & Aluminum Co.	46,300	1,575
Schnitzer Steel Industries Inc.	41,475	1,526
Royal Gold Inc.	20,686	1,325
International Paper Co.	35,900	835
Valspar Corp.	23,400	730
Walter Energy Inc.	11,780	707
Packaging Corp. of America	26,600	620
* WR Grace & Co.	15,800	526
Southern Copper Corp.	21,000	525
Air Products & Chemicals Inc.	5,700	435
		126,437
Telecommunication Services (3.2%)
AT&T Inc.	1,734,979	49,482
Verizon Communications Inc.	711,342	26,177
* American Tower Corp. Class A	150,000	8,070
* Crown Castle International Corp.	130,600	5,312
CenturyLink Inc.	145,600	4,822
* Sprint Nextel Corp.	1,239,656	3,769
* SBA Communications Corp. Class A	52,823	1,821
* United States Cellular Corp.	32,300	1,281
* Level 3 Communications Inc.	669,207	997
Telephone & Data Systems Inc.	43,601	927
Frontier Communications Corp.	126,223	771
Telephone & Data Systems Inc. (Special Common Shares)	33,200	656
		104,085
Utilities (3.5%)
Exelon Corp.	182,000	7,755
NextEra Energy Inc.	122,451	6,615
FirstEnergy Corp.	137,900	6,193
PG&E Corp.	145,600	6,160
Sempra Energy	107,736	5,548
Edison International	142,500	5,451

Southern Co.	121,500	5,148
Entergy Corp.	77,000	5,104
CenterPoint Energy Inc.	223,800	4,391
Wisconsin Energy Corp.	132,000	4,130
Northeast Utilities	110,600	3,722
* AES Corp.	359,398	3,508
CMS Energy Corp.	173,986	3,443
NSTAR	76,600	3,432
Dominion Resources Inc.	67,086	3,406
* Calpine Corp.	241,180	3,396
* NRG Energy Inc.	155,615	3,301
Duke Energy Corp.	163,592	3,270
SCANA Corp.	74,200	3,001
Integrys Energy Group Inc.	61,481	2,989
NV Energy Inc.	201,083	2,958
ITC Holdings Corp.	36,166	2,800
American Water Works Co. Inc.	87,200	2,632
MDU Resources Group Inc.	137,050	2,630
Public Service Enterprise Group Inc.	69,800	2,329
Aqua America Inc.	107,583	2,321
DPL Inc.	75,000	2,261
* GenOn Energy Inc.	788,829	2,193
Questar Corp.	115,800	2,051
National Fuel Gas Co.	19,487	949
UGI Corp.	34,466	905
NiSource Inc.	35,920	768
American Electric Power Co. Inc.	9,300	354
		115,114
Total Investments (100.0%) (Cost $2,775,254)		3,272,535
Other Assets and Liabilities-Net (0.0%)		(194)
Net Assets (100%)		3,272,341
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Tax-Managed Capital Appreciation Fund

At September 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $2,775,254,000. Net unrealized appreciation of investment securities for tax purposes was $497,281,000, consisting of unrealized gains of $803,535,000 on securities that had risen in value since their purchase and $306,254,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (46.5%)
Consumer Discretionary (5.5%)
* Amazon.com Inc.	11,502	2,487
McDonald's Corp.	24,559	2,157
Walt Disney Co.	60,366	1,821
Comcast Corp. Class A	74,045	1,548
News Corp. Class A	79,200	1,225
* DIRECTV Class A	26,818	1,133
* Ford Motor Co.	115,700	1,119
Target Corp.	22,045	1,081
NIKE Inc. Class B	12,447	1,064
Home Depot Inc.	32,099	1,055
Starbucks Corp.	26,627	993
Lowe's Cos. Inc.	42,215	816
TJX Cos. Inc.	14,293	793
Time Warner Inc.	25,796	773
Yum! Brands Inc.	15,505	766
Viacom Inc. Class B	19,127	741
Time Warner Cable Inc.	11,243	705
Coach Inc.	11,770	610
Kohl's Corp.	12,082	593
* Bed Bath & Beyond Inc.	10,100	579
Macy's Inc.	19,230	506
Carnival Corp.	16,650	505
* O'Reilly Automotive Inc.	7,344	489
Ross Stores Inc.	6,032	475
* AutoZone Inc.	1,400	447
Virgin Media Inc.	17,136	417
Harley-Davidson Inc.	12,103	416
Ralph Lauren Corp. Class A	3,180	412
Staples Inc.	29,898	398
Marriott International Inc. Class A	14,568	397
Family Dollar Stores Inc.	7,400	376
PetSmart Inc.	8,668	370
Starwood Hotels & Resorts Worldwide Inc.	9,307	361
Best Buy Co. Inc.	15,075	351
* DISH Network Corp. Class A	13,957	350
Advance Auto Parts Inc.	5,903	343
Expedia Inc.	12,967	334
* priceline.com Inc.	740	333
Abercrombie & Fitch Co.	5,400	332
Fortune Brands Inc.	6,000	324
Tractor Supply Co.	5,146	322
Gap Inc.	19,725	320
CBS Corp. Class B	15,500	316
Lear Corp.	7,300	313
International Game Technology	21,400	311
Johnson Controls Inc.	11,700	309
* General Motors Co.	14,400	291
* Liberty Media Corp. - Liberty Starz Class A	4,555	290
PVH Corp.	4,953	288

Gentex Corp.	11,400	274
* BorgWarner Inc.	4,476	271
Scripps Networks Interactive Inc. Class A	7,150	266
Royal Caribbean Cruises Ltd.	12,000	260
* Apollo Group Inc. Class A	6,500	257
Aaron's Inc.	10,150	256
Jarden Corp.	9,000	254
Hasbro Inc.	7,712	252
Weight Watchers International Inc.	4,225	246
* Dollar General Corp.	6,500	245
DeVry Inc.	6,600	244
John Wiley & Sons Inc. Class A	5,453	242
Thor Industries Inc.	10,788	239
* Liberty Global Inc. Class A	6,532	236
DR Horton Inc.	25,499	231
Harman International Industries Inc.	7,930	227
Lennar Corp. Class A	16,700	226
Morningstar Inc.	3,900	220
Dillard's Inc. Class A	5,000	217
Wendy's Co.	46,900	215
* Las Vegas Sands Corp.	5,400	207
* NVR Inc.	340	205
Brinker International Inc.	9,637	202
* Liberty Global Inc.	5,446	188
Washington Post Co. Class B	560	183
Wyndham Worldwide Corp.	6,300	180
RadioShack Corp.	12,521	146
* Discovery Communications Inc. Class A	3,841	145
Service Corp. International	14,900	136
Comcast Corp.	6,476	134
Guess? Inc.	4,600	131
Omnicom Group Inc.	3,200	118
* Panera Bread Co. Class A	900	94
Chico's FAS Inc.	7,000	80
* Liberty Media Corp. - Liberty Capital Class A	1,200	79
* Career Education Corp.	4,500	59
Polaris Industries Inc.	1,000	50
Newell Rubbermaid Inc.	3,718	44
* MGM Resorts International	4,013	37
* Toll Brothers Inc.	2,000	29
Autoliv Inc.	400	19
* AMC Networks Inc. Class A	573	18
Cablevision Systems Corp. Class A	1,094	17
Lennar Corp. Class B	680	7
H&R Block Inc.	500	7
Darden Restaurants Inc.	50	2
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	243	—
		40,150
Consumer Staples (4.9%)
Procter & Gamble Co.	75,284	4,757
Coca-Cola Co.	60,831	4,110
Philip Morris International Inc.	44,200	2,757
Wal-Mart Stores Inc.	50,181	2,604
PepsiCo Inc.	38,443	2,380
Colgate-Palmolive Co.	16,335	1,449
CVS Caremark Corp.	41,792	1,403
Costco Wholesale Corp.	15,117	1,241

Kraft Foods Inc.	33,316	1,119
Altria Group Inc.	41,100	1,102
Walgreen Co.	28,118	925
Archer-Daniels-Midland Co.	26,820	665
Mead Johnson Nutrition Co.	8,738	601
* Green Mountain Coffee Roasters Inc.	5,629	523
Sara Lee Corp.	28,200	461
Estee Lauder Cos. Inc. Class A	5,195	456
Dr Pepper Snapple Group Inc.	11,762	456
Hershey Co.	7,600	450
JM Smucker Co.	6,134	447
Whole Foods Market Inc.	6,600	431
Bunge Ltd.	7,330	427
Brown-Forman Corp. Class B	5,851	410
Coca-Cola Enterprises Inc.	16,186	403
Church & Dwight Co. Inc.	9,086	402
* Hansen Natural Corp.	4,445	388
McCormick & Co. Inc.	8,400	388
Kroger Co.	17,300	380
Herbalife Ltd.	6,900	370
Clorox Co.	5,400	358
General Mills Inc.	9,100	350
Tyson Foods Inc. Class A	19,827	344
Campbell Soup Co.	10,400	337
Safeway Inc.	20,134	335
Molson Coors Brewing Co. Class B	8,300	329
* Energizer Holdings Inc.	4,894	325
Hormel Foods Corp.	11,946	323
* Ralcorp Holdings Inc.	4,200	322
Kimberly-Clark Corp.	4,172	296
* Smithfield Foods Inc.	14,762	288
* Constellation Brands Inc. Class A	15,484	279
Corn Products International Inc.	6,488	255
* Dean Foods Co.	26,850	238
Flowers Foods Inc.	11,400	222
* BJ's Wholesale Club Inc.	900	46
Avon Products Inc.	2,100	41
Sysco Corp.	1,500	39
		36,232
Energy (5.1%)
Exxon Mobil Corp.	137,299	9,972
Chevron Corp.	53,483	4,948
ConocoPhillips	33,287	2,108
Schlumberger Ltd.	32,667	1,951
Occidental Petroleum Corp.	20,404	1,459
Anadarko Petroleum Corp.	17,085	1,077
Apache Corp.	12,914	1,036
Devon Energy Corp.	13,457	746
National Oilwell Varco Inc.	13,729	703
EOG Resources Inc.	9,428	670
Halliburton Co.	20,764	634
Hess Corp.	10,804	567
El Paso Corp.	31,966	559
Range Resources Corp.	8,669	507
* Southwestern Energy Co.	15,014	500
Noble Energy Inc.	6,999	496
* Cameron International Corp.	10,952	455

* FMC Technologies Inc.	11,530	434
Marathon Petroleum Corp.	15,241	412
Peabody Energy Corp.	11,809	400
Pioneer Natural Resources Co.	5,694	375
EQT Corp.	6,997	373
Cabot Oil & Gas Corp.	5,845	362
Kinder Morgan Inc.	12,100	313
SM Energy Co.	5,157	313
Murphy Oil Corp.	6,700	296
* Newfield Exploration Co.	7,327	291
* Rowan Cos. Inc.	9,343	282
QEP Resources Inc.	10,257	278
Cimarex Energy Co.	4,976	277
* Dresser-Rand Group Inc.	6,713	272
Diamond Offshore Drilling Inc.	4,860	266
Consol Energy Inc.	7,605	258
* Ultra Petroleum Corp.	9,300	258
Helmerich & Payne Inc.	6,308	256
Energen Corp.	5,830	238
* Continental Resources Inc.	4,672	226
* Oil States International Inc.	4,400	224
HollyFrontier Corp.	8,292	217
Baker Hughes Inc.	4,550	210
* Superior Energy Services Inc.	7,900	207
* Nabors Industries Ltd.	16,090	197
CARBO Ceramics Inc.	1,900	195
SEACOR Holdings Inc.	2,397	192
* Kosmos Energy Ltd.	16,200	190
Marathon Oil Corp.	8,482	183
* McDermott International Inc.	16,865	181
* SandRidge Energy Inc.	30,400	169
EXCO Resources Inc.	15,400	165
* Concho Resources Inc.	2,200	157
Patterson-UTI Energy Inc.	8,502	147
* Forest Oil Corp.	9,041	130
* Whiting Petroleum Corp.	3,600	126
* Plains Exploration & Production Co.	4,748	108
* Alpha Natural Resources Inc.	3,888	69
Chesapeake Energy Corp.	2,100	54
* Denbury Resources Inc.	1,400	16
		37,705
Financials (6.6%)
* Berkshire Hathaway Inc. Class B	54,186	3,849
Wells Fargo & Co.	137,921	3,327
JPMorgan Chase & Co.	109,301	3,292
Citigroup Inc.	92,601	2,372
Bank of America Corp.	324,417	1,985
Goldman Sachs Group Inc.	15,385	1,455
Simon Property Group Inc.	10,202	1,122
US Bancorp	43,300	1,019
American Express Co.	19,933	895
Capital One Financial Corp.	17,439	691
Public Storage	5,851	652
Equity Residential	11,950	620
Morgan Stanley	44,360	599
State Street Corp.	18,069	581
Franklin Resources Inc.	5,875	562

Boston Properties Inc.	6,181	551
Discover Financial Services	23,829	547
Travelers Cos. Inc.	10,589	516
Progressive Corp.	28,397	504
Loews Corp.	14,324	495
SunTrust Banks Inc.	26,350	473
Bank of New York Mellon Corp.	25,100	467
AvalonBay Communities Inc.	4,000	456
* IntercontinentalExchange Inc.	3,800	449
Charles Schwab Corp.	39,305	443
Fifth Third Bancorp	38,275	387
Host Hotels & Resorts Inc.	34,746	380
PNC Financial Services Group Inc.	7,700	371
MetLife Inc.	12,940	362
Aon Corp.	8,600	361
General Growth Properties Inc.	29,100	352
Unum Group	16,727	351
Weyerhaeuser Co.	22,357	348
Moody's Corp.	11,300	344
Federal Realty Investment Trust	3,999	330
Hartford Financial Services Group Inc.	20,400	329
Aflac Inc.	8,800	308
SL Green Realty Corp.	5,259	306
Lincoln National Corp.	19,459	304
* Arch Capital Group Ltd.	9,296	304
Torchmark Corp.	8,610	300
WR Berkley Corp.	10,003	297
* Affiliated Managers Group Inc.	3,800	297
* Markel Corp.	830	296
* CB Richard Ellis Group Inc. Class A	21,973	296
Regions Financial Corp.	88,800	296
Leucadia National Corp.	12,900	293
RenaissanceRe Holdings Ltd.	4,532	289
Legg Mason Inc.	11,154	287
Digital Realty Trust Inc.	5,143	284
* MSCI Inc. Class A	9,200	279
American International Group Inc.	12,500	274
Allied World Assurance Co. Holdings AG	5,048	271
Reinsurance Group of America Inc. Class A	5,872	270
Apartment Investment & Management Co.	12,073	267
HCC Insurance Holdings Inc.	9,864	267
* NASDAQ OMX Group Inc.	11,500	266
Camden Property Trust	4,800	265
Alexandria Real Estate Equities Inc.	4,300	264
Assurant Inc.	7,200	258
Douglas Emmett Inc.	14,929	255
CapitalSource Inc.	41,100	252
Comerica Inc.	10,900	250
DDR Corp.	22,700	247
TD Ameritrade Holding Corp.	16,661	245
Jones Lang LaSalle Inc.	4,712	244
Zions Bancorporation	17,087	240
Raymond James Financial Inc.	9,250	240
American Financial Group Inc.	7,650	238
East West Bancorp Inc.	15,588	232
Associated Banc-Corp	24,800	231
Hospitality Properties Trust	10,810	229

Assured Guaranty Ltd.	20,600	226
Vornado Realty Trust	3,000	224
Alleghany Corp.	775	224
Allstate Corp.	9,400	223
Prudential Financial Inc.	4,712	221
Brown & Brown Inc.	12,400	221
First Horizon National Corp.	36,256	216
* American Capital Ltd.	31,200	213
* Forest City Enterprises Inc. Class A	19,718	210
Commerce Bancshares Inc.	5,973	208
First Citizens BancShares Inc. Class A	1,446	208
* First Republic Bank	8,800	204
White Mountains Insurance Group Ltd.	500	203
* St. Joe Co.	13,100	196
* Howard Hughes Corp.	4,600	194
Essex Property Trust Inc.	1,600	192
BOK Financial Corp.	4,040	189
SEI Investments Co.	12,147	187
CNA Financial Corp.	8,100	182
* LPL Investment Holdings Inc.	7,100	180
Hanover Insurance Group Inc.	5,014	178
Washington Federal Inc.	13,900	177
Huntington Bancshares Inc.	35,900	172
* MBIA Inc.	22,375	163
Lazard Ltd. Class A	7,700	162
BRE Properties Inc.	3,400	144
Janus Capital Group Inc.	23,600	142
StanCorp Financial Group Inc.	5,000	138
Kimco Realty Corp.	8,469	127
* TFS Financial Corp.	15,600	127
BB&T Corp.	5,800	124
CME Group Inc.	499	123
* Genworth Financial Inc. Class A	20,900	120
Transatlantic Holdings Inc.	2,400	116
Jefferies Group Inc.	9,300	115
BlackRock Inc.	722	107
KeyCorp	17,518	104
ACE Ltd.	1,400	85
Chubb Corp.	1,400	84
* Green Dot Corp. Class A	2,400	75
M&T Bank Corp.	750	52
ProLogis Inc.	2,000	49
Ameriprise Financial Inc.	1,180	46
* CIT Group Inc.	1,200	36
City National Corp.	900	34
* E*Trade Financial Corp.	3,200	29
Taubman Centers Inc.	400	20
Cullen/Frost Bankers Inc.	200	9
People's United Financial Inc.	400	5
		48,562
Health Care (5.6%)
Johnson & Johnson	73,187	4,663
Pfizer Inc.	202,589	3,582
Merck & Co. Inc.	74,621	2,441
Abbott Laboratories	41,200	2,107
Amgen Inc.	30,552	1,679
UnitedHealth Group Inc.	32,213	1,486

* Gilead Sciences Inc.	27,993	1,086
Bristol-Myers Squibb Co.	33,295	1,045
* Celgene Corp.	16,662	1,032
Allergan Inc.	11,399	939
WellPoint Inc.	13,626	889
* Biogen Idec Inc.	9,169	854
Medtronic Inc.	23,200	771
* Thermo Fisher Scientific Inc.	14,767	748
* Medco Health Solutions Inc.	15,445	724
McKesson Corp.	9,832	715
* Express Scripts Inc.	19,168	711
Stryker Corp.	13,149	620
Eli Lilly & Co.	16,000	591
* Intuitive Surgical Inc.	1,590	579
Aetna Inc.	15,855	576
Cardinal Health Inc.	13,245	555
CIGNA Corp.	11,962	502
St. Jude Medical Inc.	13,835	501
* Zimmer Holdings Inc.	9,070	485
* Watson Pharmaceuticals Inc.	7,096	484
AmerisourceBergen Corp. Class A	12,706	473
* Agilent Technologies Inc.	14,807	463
Perrigo Co.	4,608	447
* Forest Laboratories Inc.	14,109	434
Quest Diagnostics Inc.	8,545	422
* Laboratory Corp. of America Holdings	5,191	410
* Vertex Pharmaceuticals Inc.	9,000	401
CR Bard Inc.	4,565	400
Baxter International Inc.	7,100	399
Humana Inc.	5,400	393
* Waters Corp.	5,118	386
* Life Technologies Corp.	10,022	385
* Mylan Inc.	22,356	380
* Hospira Inc.	9,860	365
DENTSPLY International Inc.	10,328	317
Cooper Cos. Inc.	3,984	315
* Varian Medical Systems Inc.	5,800	302
* DaVita Inc.	4,800	301
* Mettler-Toledo International Inc.	2,100	294
* Endo Pharmaceuticals Holdings Inc.	9,559	267
Universal Health Services Inc. Class B	7,666	261
Techne Corp.	3,800	258
Omnicare Inc.	9,821	250
Pharmaceutical Product Development Inc.	9,700	249
Hill-Rom Holdings Inc.	8,000	240
* Illumina Inc.	5,800	237
* HCA Holdings Inc.	11,500	232
* Warner Chilcott plc Class A	16,000	229
PerkinElmer Inc.	11,400	219
Covidien plc	4,800	212
* CareFusion Corp.	8,395	201
* Bio-Rad Laboratories Inc. Class A	2,100	191
Patterson Cos. Inc.	6,600	189
* Tenet Healthcare Corp.	42,100	174
* Cephalon Inc.	1,600	129
Becton Dickinson and Co.	1,684	123
		41,313

Industrials (4.9%)
General Electric Co.	277,609	4,231
United Technologies Corp.	24,876	1,750
Union Pacific Corp.	16,484	1,346
3M Co.	16,900	1,213
Boeing Co.	15,820	957
Caterpillar Inc.	12,500	923
United Parcel Service Inc. Class B	13,600	859
Danaher Corp.	20,379	855
Precision Castparts Corp.	5,352	832
FedEx Corp.	10,976	743
Goodrich Corp.	5,000	603
Cummins Inc.	7,321	598
Raytheon Co.	14,149	578
CSX Corp.	29,700	554
CH Robinson Worldwide Inc.	7,611	521
Honeywell International Inc.	11,500	505
Emerson Electric Co.	12,100	500
Fastenal Co.	13,730	457
Expeditors International of Washington Inc.	10,628	431
* Stericycle Inc.	4,995	403
Republic Services Inc. Class A	14,110	396
WW Grainger Inc.	2,632	394
Fluor Corp.	8,258	384
Roper Industries Inc.	5,400	372
Ingersoll-Rand plc	13,100	368
ITT Corp.	8,739	367
Southwest Airlines Co.	45,067	362
Deere & Co.	5,600	362
Rockwell Collins Inc.	6,400	338
Joy Global Inc.	5,400	337
Textron Inc.	18,881	333
* TransDigm Group Inc.	4,000	327
Donaldson Co. Inc.	5,956	326
AMETEK Inc.	9,894	326
* Quanta Services Inc.	17,055	320
Equifax Inc.	9,900	304
* Jacobs Engineering Group Inc.	8,907	288
* BE Aerospace Inc.	8,600	285
JB Hunt Transport Services Inc.	7,744	280
KBR Inc.	11,782	278
Gardner Denver Inc.	4,377	278
Copa Holdings SA Class A	4,493	275
Wabtec Corp.	5,116	270
Towers Watson & Co. Class A	4,500	269
Flowserve Corp.	3,634	269
Chicago Bridge & Iron Co. NV	9,300	266
PACCAR Inc.	7,800	264
* AGCO Corp.	7,424	257
Stanley Black & Decker Inc.	5,227	257
Waste Connections Inc.	7,400	250
* Babcock & Wilcox Co.	12,632	247
* URS Corp.	8,259	245
* Thomas & Betts Corp.	6,066	242
Landstar System Inc.	6,088	241
Nordson Corp.	6,000	238
UTi Worldwide Inc.	17,704	231

* AECOM Technology Corp.	12,900	228
* WABCO Holdings Inc.	6,015	228
Valmont Industries Inc.	2,911	227
Alliant Techsystems Inc.	4,144	226
* Navistar International Corp.	7,026	226
Covanta Holding Corp.	14,400	219
Pentair Inc.	6,800	218
Dun & Bradstreet Corp.	3,400	208
* Spirit Aerosystems Holdings Inc. Class A	13,000	207
Trinity Industries Inc.	9,500	203
* WESCO International Inc.	6,045	203
* Oshkosh Corp.	12,800	201
Regal-Beloit Corp.	4,400	200
Con-way Inc.	9,000	199
General Dynamics Corp.	3,491	199
Toro Co.	3,959	195
SPX Corp.	4,299	195
Armstrong World Industries Inc.	5,403	186
Manpower Inc.	5,250	177
Robert Half International Inc.	8,200	174
Manitowoc Co. Inc.	24,562	165
Norfolk Southern Corp.	2,700	165
* Shaw Group Inc.	7,200	157
Illinois Tool Works Inc.	3,700	154
* Air Lease Corp.	8,000	154
* Huntington Ingalls Industries Inc.	5,819	142
Lennox International Inc.	5,100	131
Cintas Corp.	4,550	128
MSC Industrial Direct Co. Class A	2,100	119
Lockheed Martin Corp.	1,503	109
Tyco International Ltd.	2,600	106
* Terex Corp.	9,584	98
* CNH Global NV	3,000	79
Ryder System Inc.	1,400	53
Pall Corp.	1,000	42
L-3 Communications Holdings Inc.	489	30
* United Continental Holdings Inc.	1,200	23
IDEX Corp.	529	16
Northrop Grumman Corp.	118	6
		35,701
Information Technology (8.8%)
* Apple Inc.	27,619	10,528
International Business Machines Corp.	33,103	5,794
Microsoft Corp.	203,956	5,076
* Google Inc. Class A	7,739	3,981
Oracle Corp.	119,279	3,428
Intel Corp.	151,400	3,229
Cisco Systems Inc.	173,108	2,681
Qualcomm Inc.	45,100	2,193
Hewlett-Packard Co.	68,430	1,536
Visa Inc. Class A	17,497	1,500
* EMC Corp.	68,790	1,444
Mastercard Inc. Class A	3,704	1,175
* eBay Inc.	39,444	1,163
* Dell Inc.	60,835	861
* Cognizant Technology Solutions Corp. Class A	11,977	751
Corning Inc.	60,067	742

Accenture plc Class A	13,600	716
* Yahoo! Inc.	52,474	691
Broadcom Corp. Class A	19,143	637
Texas Instruments Inc.	23,446	625
* Intuit Inc.	13,138	623
Motorola Solutions Inc.	13,218	554
Applied Materials Inc.	53,080	549
* Adobe Systems Inc.	22,444	543
* Symantec Corp.	33,239	542
* NetApp Inc.	15,271	518
* Citrix Systems Inc.	8,528	465
* Teradata Corp.	8,536	457
Altera Corp.	14,370	453
Analog Devices Inc.	14,134	442
* Motorola Mobility Holdings Inc.	11,303	427
Western Union Co.	25,665	392
CA Inc.	20,140	391
* Fiserv Inc.	7,647	388
Amphenol Corp. Class A	9,432	385
Xilinx Inc.	13,917	382
* BMC Software Inc.	9,883	381
Avago Technologies Ltd.	11,600	380
Activision Blizzard Inc.	31,000	369
KLA-Tencor Corp.	9,592	367
Fidelity National Information Services Inc.	14,908	363
* Juniper Networks Inc.	20,600	356
* Alliance Data Systems Corp.	3,600	334
VeriSign Inc.	11,600	332
Factset Research Systems Inc.	3,682	328
* Autodesk Inc.	11,608	323
FLIR Systems Inc.	12,500	313
* Lam Research Corp.	7,700	292
Solera Holdings Inc.	5,600	283
Global Payments Inc.	6,760	273
* SAIC Inc.	22,806	269
* Synopsys Inc.	10,000	244
DST Systems Inc.	5,550	243
* Atmel Corp.	28,800	232
National Instruments Corp.	10,000	229
* NVIDIA Corp.	17,900	224
Computer Sciences Corp.	8,200	220
* Marvell Technology Group Ltd.	15,000	218
Total System Services Inc.	11,700	198
* First Solar Inc.	2,971	188
Automatic Data Processing Inc.	3,874	183
Xerox Corp.	26,155	182
* Fairchild Semiconductor International Inc. Class A	16,325	176
Tellabs Inc.	35,248	151
* Lexmark International Inc. Class A	5,300	143
Maxim Integrated Products Inc.	5,500	128
* Salesforce.com Inc.	1,103	126
* Ingram Micro Inc.	7,800	126
Linear Technology Corp.	4,000	111
AVX Corp.	6,400	76
* LSI Corp.	14,400	75
Harris Corp.	2,100	72
* Tech Data Corp.	1,400	61

* IAC/InterActiveCorp	1,500	59
* Arrow Electronics Inc.	700	19
* Freescale Semiconductor Holdings I Ltd.	1,600	18
Lender Processing Services Inc.	800	11
		64,938
Materials (1.8%)
Newmont Mining Corp.	16,554	1,041
Monsanto Co.	16,208	973
Freeport-McMoRan Copper & Gold Inc.	29,394	895
EI du Pont de Nemours & Co.	15,400	616
Mosaic Co.	10,848	531
Ecolab Inc.	9,400	460
CF Industries Holdings Inc.	3,411	421
Sigma-Aldrich Corp.	6,633	410
Dow Chemical Co.	17,400	391
Nalco Holding Co.	10,749	376
LyondellBasell Industries NV Class A	14,000	342
FMC Corp.	4,759	329
Airgas Inc.	5,043	322
Alcoa Inc.	33,600	322
Praxair Inc.	3,400	318
* Crown Holdings Inc.	10,241	313
Sherwin-Williams Co.	4,100	305
Ball Corp.	9,818	305
Cliffs Natural Resources Inc.	5,900	302
Celanese Corp. Class A	9,007	293
Royal Gold Inc.	4,200	269
International Paper Co.	10,743	250
Nucor Corp.	7,400	234
Ashland Inc.	5,198	229
Walter Energy Inc.	3,800	228
Scotts Miracle-Gro Co. Class A	5,042	225
* WR Grace & Co.	6,600	220
* Owens-Illinois Inc.	14,000	212
Reliance Steel & Aluminum Co.	6,200	211
United States Steel Corp.	9,300	205
Sealed Air Corp.	11,800	197
Schnitzer Steel Industries Inc.	5,079	187
Westlake Chemical Corp.	5,100	175
Cytec Industries Inc.	4,933	173
* Intrepid Potash Inc.	6,803	169
* Solutia Inc.	12,000	154
Titanium Metals Corp.	9,700	145
Martin Marietta Materials Inc.	2,286	144
Steel Dynamics Inc.	9,800	97
Albemarle Corp.	2,000	81
Air Products & Chemicals Inc.	500	38
* Rockwood Holdings Inc.	900	30
Vulcan Materials Co.	334	9
		13,147
Telecommunication Services (1.4%)
AT&T Inc.	155,366	4,431
Verizon Communications Inc.	76,300	2,808
* American Tower Corp. Class A	15,249	821
* Crown Castle International Corp.	12,967	527
* Sprint Nextel Corp.	122,135	371

* SBA Communications Corp. Class A	8,418	290
* NII Holdings Inc.	10,251	276
* United States Cellular Corp.	5,015	199
* tw telecom inc Class A	11,900	197
* MetroPCS Communications Inc.	20,300	177
Telephone & Data Systems Inc.	7,763	165
Frontier Communications Corp.	16,298	100
CenturyLink Inc.	2,600	86
* Clearwire Corp. Class A	29,147	68
Telephone & Data Systems Inc. (Special Common Shares)	3,000	59
		10,575
Utilities (1.9%)
NextEra Energy Inc.	15,197	821
Dominion Resources Inc.	13,408	681
FirstEnergy Corp.	14,278	641
PG&E Corp.	14,635	619
Edison International	14,600	559
Sempra Energy	10,828	558
Southern Co.	12,800	542
Xcel Energy Inc.	21,000	519
Entergy Corp.	7,700	510
Constellation Energy Group Inc.	11,300	430
Wisconsin Energy Corp.	13,650	427
Northeast Utilities	11,500	387
Oneok Inc.	5,800	383
American Water Works Co. Inc.	12,300	371
Consolidated Edison Inc.	6,400	365
ITC Holdings Corp.	4,713	365
* AES Corp.	37,300	364
CMS Energy Corp.	17,403	344
* NRG Energy Inc.	15,424	327
* Calpine Corp.	23,010	324
OGE Energy Corp.	6,700	320
NSTAR	7,142	320
Exelon Corp.	7,400	315
Alliant Energy Corp.	8,100	313
NV Energy Inc.	20,104	296
Aqua America Inc.	13,200	285
MDU Resources Group Inc.	14,804	284
National Fuel Gas Co.	5,766	281
Questar Corp.	15,357	272
UGI Corp.	10,100	265
Duke Energy Corp.	12,792	256
AGL Resources Inc.	6,000	244
DPL Inc.	7,800	235
* GenOn Energy Inc.	83,412	232
Public Service Enterprise Group Inc.	5,564	186
Great Plains Energy Inc.	7,800	151
American Electric Power Co. Inc.	300	11
		13,803
Total Common Stocks (Cost $248,641)		342,126

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.8%)
Alabama (0.2%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	570
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	565
				1,135
Alaska (0.1%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	595	606

Arizona (1.8%)
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	117
Arizona COP	5.000%	10/1/18 (4)	500	576
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	532
Arizona School Facilities Board COP	5.500%	9/1/23	500	541
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/18 (Prere.)	500	569
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	500	578
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	500	551
Arizona Transportation Board Highway Revenue	5.250%	7/1/17	2,215	2,291
Arizona Transportation Board Highway Revenue	5.250%	7/1/20 (Prere.)	1,965	2,040
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	550
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	281
Mesa AZ Utility System Revenue	5.000%	7/1/27 (Prere.)	500	562
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	327
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	848
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	555
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	825
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	493
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	527
1 Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	563
				13,326
California (6.3%)
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	500	531
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	555
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	521

California Department of Water Resources
Power Supply Revenue	5.500%	5/1/14 (Prere.)	3,000	3,122
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	581
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	590
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	593
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	593
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	500	596
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	690
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	500	549
California Economic Recovery Bonds GO	5.000%	7/1/15 (Prere.)	205	231
California Economic Recovery Bonds GO	5.000%	7/1/15	295	327
California Economic Recovery Bonds GO	5.000%	7/1/18	500	589
California Economic Recovery Bonds GO	5.000%	7/1/19	500	590
California Economic Recovery Bonds GO	5.000%	7/1/20	500	581
California Economic Recovery Bonds GO	5.250%	7/1/21	500	583
California Economic Recovery Bonds GO	5.000%	7/1/22	500	545
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	560
California GO	5.250%	10/1/13 (14)	500	544
California GO	5.000%	11/1/13	500	543
California GO	5.000%	6/1/15	500	559
California GO	6.000%	2/1/16	500	593
California GO	5.000%	11/1/16	350	406
California GO	5.000%	3/1/17	500	580
California GO	5.000%	4/1/17	500	580
California GO	5.500%	4/1/18	500	592
California GO	6.000%	4/1/18	500	607
California GO	5.000%	9/1/18	500	558
California GO	5.000%	11/1/18 (3)	500	570
California GO	5.000%	6/1/19 (14)	500	559
California GO	5.000%	10/1/21	250	276
California GO	5.000%	6/1/25	495	524
California GO	5.500%	3/1/26	500	550
California GO	5.000%	6/1/27 (14)	500	521
California GO	5.000%	9/1/27	500	519
California GO	4.500%	8/1/28 (2)	485	485
California GO	5.750%	4/1/29	500	555
California GO	5.000%	9/1/29 (2)	500	513
California GO	5.250%	3/1/30	500	530
California GO	5.250%	9/1/30	500	534
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/23	500	559
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	537
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	7/1/29 (Prere.)	500	625
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	521

California State University Revenue Systemwide	5.750%	11/1/27	500	564
California State University Revenue Systemwide	5.250%	11/1/29	300	326
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	583
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	500	535
Los Angeles CA Community College District GO	5.000%	8/1/27	500	541
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	546
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	559
Los Angeles CA GO	5.000%	9/1/20 (14)	500	549
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,046
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	543
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	534
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	534
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	538
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	672
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/12	500	508
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	500	536
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	534
San Diego CA Community College District GO	5.000%	8/1/31	500	545
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	541
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	557
San Diego CA Unified School District GO	0.000%	7/1/27	500	212
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	592
San Diego CA Unified School District GO	0.000%	7/1/28	500	199
San Diego CA Unified School District GO	0.000%	7/1/29	500	185
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	518
San Francisco CA City & County Earthquake
Safety GO	5.000%	6/15/28	500	544
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	566
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	532
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	566
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	721
University of California Revenue	5.000%	5/15/21	500	550
University of California Revenue	5.000%	5/15/25	500	551
University of California Revenue	5.000%	5/15/27 (14)	500	534
University of California Revenue	5.000%	5/15/28 (14)	500	532
				45,960
Colorado (1.1%)
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	580
Colorado Department of Transportation RAN	5.250%	12/15/15 (Prere.)	3,750	4,139
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	471
Denver CO City & County COP VRDO	0.140%	10/3/11	625	625

E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,570
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	500	493
				7,878
Connecticut (0.9%)
Connecticut GO	5.500%	12/15/13	3,000	3,332
Connecticut GO	5.000%	1/1/14	500	550
Connecticut GO	5.000%	11/1/14	500	567
Connecticut GO	5.000%	12/1/14	500	569
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	519
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	500	530
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	560
				6,627
Delaware (0.1%)
Delaware GO	5.000%	10/1/20	500	620

District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21 (4)	500	560
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	570
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	546
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	560
				2,236
Florida (1.8%)
Broward County FL Airport System Revenue	5.375%	10/1/29	500	530
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.180%	10/3/11 LOC	300	300
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	500	553
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,081
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	476
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	549
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	569
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	589
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	588
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	559
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	711
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	593
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.150%	10/3/11 LOC	1,100	1,100
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	526
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	598
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	525
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	534

Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	565
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	529
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	500	548
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	570
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	500	574
				13,167
Georgia (2.0%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	595
Atlanta GA Airport Revenue	5.000%	1/1/20	500	574
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	600
Georgia GO	5.000%	10/1/13	500	546
Georgia GO	4.000%	1/1/15	575	637
Georgia GO	5.000%	4/1/16	500	588
Georgia GO	5.000%	5/1/16	500	590
Georgia GO	5.000%	7/1/16	400	474
Georgia GO	5.000%	7/1/16	500	592
Georgia GO	5.750%	8/1/17	500	624
Georgia GO	5.000%	9/1/19 (Prere.)	500	586
Georgia GO	5.000%	7/1/22	500	593
Georgia GO	5.000%	5/1/25	500	584
Georgia Municipal Electric Power Authority
Revenue	6.250%	1/1/12 (14)	3,000	3,043
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	558
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	589
Gwinnett County GA School District GO	5.000%	2/1/28	500	599
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	590	642
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	489
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/30 (Prere.)	500	578
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	555
				14,636
Hawaii (0.6%)
Hawaii GO	5.750%	2/1/15 (4)	500	582
Hawaii GO	5.000%	4/1/19 (2)	500	582
Hawaii GO	5.000%	6/1/29	500	565
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	605
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	577
Honolulu HI City & County GO	5.000%	12/1/30	310	341
Honolulu HI City & County GO	5.250%	8/1/31	500	568
University of Hawaii Revenue	5.000%	10/1/27	500	555
				4,375
Illinois (2.3%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/12 (3)	2,380	2,373
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	528
Chicago IL Board of Education GO	5.250%	12/1/26 (4)	500	520
Chicago IL GO	5.000%	12/1/16 (2)	500	566

Chicago IL GO	5.500%	1/1/17 (4)	500	573
Chicago IL GO	5.000%	1/1/19 (2)	500	546
Chicago IL GO VRDO	0.140%	10/3/11	2,500	2,500
Chicago IL GO VRDO	0.140%	10/3/11	1,040	1,040
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	548
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	500	536
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24 (14)	500	526
Cook County IL GO	5.000%	11/15/21	500	546
Cook County IL GO	5.000%	11/15/28	500	525
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.100%	10/7/11	500	500
Illinois GO	5.000%	1/1/18	500	559
Illinois GO	5.000%	1/1/21 (4)	500	540
Illinois GO	5.000%	6/1/26	500	511
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	632
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	593
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	530
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	534
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	744
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	235
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	415
				17,120
Indiana (0.4%)
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	601
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	297
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	524
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	587
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	500	527
Indiana University Student Fee Revenue	5.000%	8/1/23	100	114
				2,650
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/24	220	254

Kansas (0.6%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	580
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	564
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,452
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	1,000	1,146
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/29	500	512
				4,254

Kentucky (0.2%)
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	174
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	566
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	540
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	339
				1,619
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	465
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	511
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	524
Louisiana GO	5.000%	5/1/18 (4)	500	573
Louisiana GO	5.000%	5/1/23 (4)	500	566
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,371
				4,010
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	569

Maryland (1.0%)
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	602
Maryland GO	5.000%	3/1/15	550	631
Maryland GO	5.250%	3/1/15	500	578
Maryland GO	5.000%	8/1/15	500	582
Maryland GO	5.000%	11/1/16	105	125
Maryland GO	5.000%	7/15/17	610	736
Maryland GO	5.000%	8/1/17 (Prere.)	500	584
Maryland GO	5.000%	3/15/22	500	592
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	837
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	578
Maryland Transportation Authority GAN	5.000%	3/1/16	175	205
Maryland Transportation Authority GAN	5.250%	3/1/20	500	604
Montgomery County MD GO	5.000%	11/1/17	500	607
				7,261
Massachusetts (2.5%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	596
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	505
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/34 (Prere.)	500	616
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	495
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	558
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	350	376

Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	500	506
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,210
Massachusetts GO	5.000%	5/1/14	500	557
Massachusetts GO	5.000%	8/1/14	500	562
Massachusetts GO	5.000%	8/1/15	500	580
Massachusetts GO	5.500%	11/1/16	500	606
Massachusetts GO	5.500%	10/1/18	500	624
Massachusetts GO	5.000%	7/1/20	500	603
Massachusetts GO	5.000%	8/1/20	500	605
Massachusetts GO	5.500%	10/1/20	500	629
Massachusetts GO	5.250%	8/1/23	500	623
Massachusetts GO	5.000%	3/1/26	500	574
Massachusetts GO	5.000%	4/1/29	500	562
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.500%	7/1/12 (ETM)	505	526
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	571
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/15 (14)	500	555
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	605
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	500	547
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	500	524
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	500	578
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	125
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	631
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,032
				18,081
Michigan (0.8%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	511
Mason MI Public School District (School Building
& Site) GO	5.250%	5/1/17 (4)	1,850	2,020
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	570
Michigan GO	5.000%	9/15/14 (4)	500	555
Michigan GO	5.000%	5/1/18	500	586
Michigan GO	5.500%	11/1/25	595	678
Michigan Trunk Line Revenue	5.000%	11/1/21	500	572
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	551
				6,043
Minnesota (0.8%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	569
Minnesota GO	5.000%	6/1/13	500	538
Minnesota GO	5.000%	11/1/14	500	567
Minnesota GO	5.000%	8/1/15	500	580
Minnesota GO	5.000%	8/1/19	500	610

Minnesota GO	5.000%	8/1/21	500	600
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	572
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	542
University of Minnesota Revenue	5.000%	8/1/19	500	602
University of Minnesota Revenue	5.250%	12/1/29	500	576
				5,756
Mississippi (0.1%)
Mississippi GO	5.500%	12/1/18	750	937

Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	500	550
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	346
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	599
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	573
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	403
				2,471
Nevada (0.6%)
Clark County NV GO	5.000%	12/1/29	500	529
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	535
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	494
Clark County NV Passenger Facility Charge
Revenue(Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	174
Clark County NV School District GO	5.000%	6/15/18	1,690	1,937
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/26 (3)	500	538
				4,207
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	554

New Jersey (2.7%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/19 (Prere.)	875	963
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	345
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/22 (4)	500	326
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	554
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/26	500	534
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	500	493

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	552
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	456
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23 (Prere.)	500	544
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/27 (Prere.)	500	544
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/27 (4)	500	549
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	500	565
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	471
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	590
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	547
New Jersey GO	5.250%	7/15/15 (2)	500	578
New Jersey GO	5.000%	8/15/15	790	908
New Jersey GO	5.250%	7/1/16 (14)	500	589
New Jersey GO	5.250%	7/15/18 (2)	500	603
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	100	112
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	400	420
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	228
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	227
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	562
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/14 (Prere.)	625	633
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	200	232
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	315
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/18 (Prere.)	500	564
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,930
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	891
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	557
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	596
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	500	509
				20,017
New Mexico (0.2%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	586
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	500	538
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	588
				1,712

New York (10.2%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	584
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	581
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	567
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	547
Long Island NY Power Authority Electric System
Revenue	5.500%	12/1/12 (ETM)	2,000	2,122
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	410	450
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	722
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	558
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	500	546
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	500	555
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	352
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/23	500	544
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/30	500	536
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	682
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	575
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	210	250
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	668
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	565
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	683
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/19 (14)	500	522
New York City NY GO	5.250%	8/1/13	500	543
New York City NY GO	5.750%	8/1/13 (Prere.)	20	21
New York City NY GO	5.750%	8/1/13	480	502
New York City NY GO	5.750%	8/1/13	500	523
New York City NY GO	5.000%	1/1/14	500	549
New York City NY GO	5.250%	9/1/14	500	565
New York City NY GO	5.000%	2/1/16	105	121
New York City NY GO	5.000%	8/1/16	500	584
New York City NY GO	5.000%	2/1/17	500	586
New York City NY GO	5.000%	9/1/17	500	568
New York City NY GO	5.000%	2/1/18	500	581
New York City NY GO	5.000%	8/1/19	500	577

New York City NY GO	5.500%	6/1/21 (Prere.)	500	543
New York City NY GO	5.000%	8/1/23 (14)	500	551
New York City NY GO	5.000%	11/1/23	305	335
New York City NY GO	5.250%	8/15/24	500	567
New York City NY GO	5.000%	8/1/25	905	986
New York City NY GO	5.000%	8/15/26	475	523
New York City NY GO	5.000%	5/15/28	480	521
New York City NY GO	5.000%	8/1/28	500	547
New York City NY GO	5.000%	8/1/28	400	439
New York City NY GO	5.500%	11/15/28	300	339
New York City NY GO	5.625%	4/1/29	840	957
New York City NY GO	5.000%	5/15/29	500	540
New York City NY GO	5.000%	8/1/31	365	395
New York City NY GO VRDO	0.120%	10/7/11 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	527
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	500	512
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	288
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17 (Prere.)	110	114
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/17	390	403
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	651
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/19	500	517
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	544
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	270
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	547
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	546
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	549
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	547
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	555
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,162
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	2,000	2,087
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/18 (Prere.)	500	521
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	500	588
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/19 (Prere.)	500	533

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	280	314
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	500	561
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	558
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	500	554
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	567
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	550
New York GO	4.500%	2/1/17	500	573
New York GO	4.500%	2/1/18	500	575
New York GO	4.500%	2/1/19	500	572
New York GO	5.000%	2/15/30	315	352
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	528
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	592
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	588
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	582
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	447
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	272
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	524
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	658
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	546
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	325	363
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	525
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	627
1 New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	526
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	188
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	547
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	574
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	316
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	564
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	522

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	560
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	420
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	595
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	614
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	570
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	552
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	535
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	475	487
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	560
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	540
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	543
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/13	500	533
New York State Thruway Authority Revenue
(Highway& Bridge Trust Fund)	5.000%	4/1/18 (2)	500	565
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	262
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	597
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	599
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	426
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/14	4,000	4,098
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	114
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	564
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	467
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	602
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	321
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	663
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,691
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	628
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	544
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	585
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/19 (14)	500	605

Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/21 (14)	500	612
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	549
				75,109
North Carolina (1.0%)
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	562
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	554
North Carolina Eastern Municipal Power Agency
Revenue	5.125%	1/1/14	2,400	2,522
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	500	535
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,250
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	500	525
Wake County NC GO	5.000%	3/1/22	400	499
1 Wake County NC Public Improvement GO	5.000%	3/1/16	100	117
				7,564
Ohio (1.6%)
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	575
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	504
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	598
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	541
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	556
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.140%	10/3/11	600	600
Ohio Conservation Projects GO	5.000%	3/1/17	1,885	2,057
Ohio GO	5.000%	9/15/19	260	293
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	565
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	638
Ohio State University General Receipts
Revenue	5.000%	12/1/16	500	591
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	576
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	541
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/17 (Prere.)	2,365	2,648
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/17	635	703
				11,986
Oregon (0.2%)
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	570
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	574
				1,144
Pennsylvania (1.7%)
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	325	351

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	579
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	558
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	532
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	524
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	11/1/21	750	791
Pennsylvania GO	5.000%	9/1/14 (4)	500	564
Pennsylvania GO	5.000%	5/1/15	405	466
Pennsylvania GO	5.250%	7/1/15	500	583
Pennsylvania GO	5.375%	7/1/21	500	631
Pennsylvania GO	5.000%	8/1/22	500	569
Pennsylvania GO	5.000%	1/1/26	100	112
Pennsylvania GO	5.000%	4/15/28	500	568
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	216
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	555
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/11 (ETM)	310	311
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	379
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,095
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	562
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	540
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	531
Philadelphia PA School District GO	5.250%	9/1/22	500	557
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	633
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	586
				12,793
Puerto Rico (1.6%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	548
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	529
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	543
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	549
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	518
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	521
Puerto Rico GO	6.000%	7/1/27 (14)	500	528
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	529
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	530
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	530
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (11)	500	529
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,601
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	544
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	500

Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,357
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	530
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	519
				11,905
South Carolina (0.8%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	561
Greenville County SC School District GO	5.000%	12/1/27	500	535
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	880
South Carolina GO	5.000%	4/1/20	450	555
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,826
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	130	151
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	500	541
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	500	544
				5,593
Tennessee (0.7%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	596
Memphis TN GO	5.000%	7/1/21	500	602
Memphis TN GO	5.000%	5/1/30	500	548
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	500	604
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/15	350	407
Shelby County TN GO	5.000%	4/1/19	500	606
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	500	518
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	514
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	500	507
Tennessee GO	5.000%	8/1/14	500	563
				5,465
Texas (4.2%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	841
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	275	317
Board of Regents of the University of Texas
System Revenue Financing System Revenue	5.000%	8/15/18	500	606
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	518
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	222
Cypress-Fairbanks TX Independent School
District Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	541
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	527
Dallas TX GO	5.000%	2/15/15	500	571
Dallas TX Independent School District GO	5.000%	8/15/14	500	563

Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/15 (2)	485	565
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	600
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.130%	10/3/11 LOC	2,980	2,980
Harris County TX Flood Control District GO	5.250%	10/1/18	435	536
Harris County TX GO	5.000%	10/1/23	500	578
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.130%	10/3/11 LOC	1,280	1,280
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	549
Houston TX GO	5.000%	3/1/20	500	590
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	578
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	533
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	540
Houston TX Utility System Revenue	5.250%	11/15/30	500	557
Lone Star College System Texas GO	5.000%	8/15/23	250	298
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	500	543
North East TX Independent School District GO	5.250%	2/1/22	500	625
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	575
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	550
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	274
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	569
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	511
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	519
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	603
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	905	1,025
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	260	301
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	500	525
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	563
Texas GO	5.500%	10/1/12 (Prere.)	500	500
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	500	523
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,417
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	560
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	570
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/28	500	552
Texas Transportation Commission Revenue	4.750%	4/1/24	500	555
Texas Transportation Commission Revenue	5.000%	4/1/25	500	558
Texas Transportation Commission Revenue	5.000%	4/1/26	500	554
Texas Water Financial Assistance GO	5.000%	8/1/24	500	584
Texas Water Financial Assistance GO	5.000%	8/1/25	500	580
Texas Water Financial Assistance GO	5.000%	8/1/27	500	555

University of Texas Permanent University Fund
Revenue	5.250%	7/1/22	500	628
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	617
				30,826
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	558
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	500	530
Utah GO	5.000%	7/1/16	500	593
Utah GO	5.000%	7/1/16	500	593
				2,274
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	497

Virginia (0.2%)
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	606
Virginia Public School Authority Revenue	5.000%	8/1/13	500	543
Virginia Public School Authority Revenue	5.000%	8/1/19	500	610
				1,759
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	605
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	592
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	594
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	1,014
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	726
University of Washington Revenue	5.000%	4/1/31	335	371
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	484
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	541
Washington GO	5.700%	10/1/15 (4)	410	445
Washington GO	5.000%	2/1/16	500	581
Washington GO	0.000%	6/1/20 (3)	500	390
Washington GO	5.000%	8/1/20	500	605
Washington GO	5.000%	7/1/21 (4)	500	572
Washington GO	5.000%	7/1/21	500	581
				8,101
Wisconsin (0.7%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	522
Wisconsin GO	4.000%	9/1/15	970	1,077
Wisconsin GO	5.000%	5/1/16	500	584
Wisconsin GO	5.000%	5/1/16 (4)	600	681
Wisconsin GO	5.000%	5/1/23	500	567
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.210%	10/3/11 LOC	1,200	1,200
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	564
				5,195
Total Tax-Exempt Municipal Bonds (Cost $368,622)				388,292

Total Investments (99.3%) (Cost $617,263)	730,418
Other Assets and Liabilities-Net (0.7%)	4,945
Net Assets (100%)	735,363
* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2011.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

Tax-Managed Balanced Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	342,126	—	—
Tax-Exempt Municipal Bonds	—	388,292	—
Total	342,126	388,292	—

C. At September 30, 2011, the cost of investment securities for tax purposes was $617,263,000. Net unrealized appreciation of investment securities for tax purposes was $113,155,000, consisting of unrealized gains of $134,067,000 on securities that had risen in value since their purchase and $20,912,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.0%)
* Crocs Inc.	384,201	9,094
Wolverine World Wide Inc.	212,402	7,062
* Carter's Inc.	216,942	6,625
Men's Wearhouse Inc.	221,273	5,771
* HSN Inc.	171,707	5,689
* JOS A Bank Clothiers Inc.	119,552	5,575
Pool Corp.	207,616	5,435
Brunswick Corp.	383,794	5,388
* Genesco Inc.	103,924	5,355
* Coinstar Inc.	132,993	5,320
* Children’s Place Retail Stores Inc.	109,152	5,079
* Live Nation Entertainment Inc.	633,602	5,075
* Iconix Brand Group Inc.	315,615	4,987
Hillenbrand Inc.	270,197	4,972
* Steven Madden Ltd.	163,547	4,923
* Buffalo Wild Wings Inc.	79,047	4,727
* Vitamin Shoppe Inc.	125,112	4,684
Finish Line Inc. Class A	232,020	4,638
* BJ's Restaurants Inc.	103,548	4,567
Buckle Inc.	115,906	4,458
Monro Muffler Brake Inc.	131,606	4,339
* Jack in the Box Inc.	199,874	3,981
Cracker Barrel Old Country Store Inc.	99,039	3,969
* Hibbett Sports Inc.	115,240	3,905
Arbitron Inc.	117,210	3,877
* Cabela's Inc.	185,099	3,793
Group 1 Automotive Inc.	102,845	3,656
Texas Roadhouse Inc. Class A	263,832	3,488
* Select Comfort Corp.	240,483	3,360
* Helen of Troy Ltd.	132,791	3,336
* Peet's Coffee & Tea Inc.	55,965	3,114
* True Religion Apparel Inc.	110,960	2,991
* iRobot Corp.	115,467	2,905
Cato Corp. Class A	126,887	2,863
* DineEquity Inc.	69,238	2,665
PF Chang's China Bistro Inc.	97,176	2,647
* American Public Education Inc.	77,468	2,634
* Papa John's International Inc.	84,503	2,569
* Pinnacle Entertainment Inc.	269,903	2,451
CEC Entertainment Inc.	85,239	2,427
* Maidenform Brands Inc.	102,252	2,394
* Interval Leisure Group Inc.	178,495	2,378
PEP Boys-Manny Moe & Jack	229,754	2,268
Jakks Pacific Inc.	118,688	2,249
* Skechers U.S.A. Inc. Class A	158,517	2,224
* Blue Nile Inc.	62,374	2,201
Sturm Ruger & Co. Inc.	82,309	2,138
Oxford Industries Inc.	60,472	2,074
* Liz Claiborne Inc.	412,553	2,063

* Shuffle Master Inc.	235,920	1,984
* Ruby Tuesday Inc.	276,247	1,978
* Sonic Corp.	270,180	1,910
* Capella Education Co.	66,622	1,891
Stage Stores Inc.	134,115	1,860
* Biglari Holdings Inc.	6,269	1,858
Fred's Inc. Class A	170,750	1,820
* Meritage Homes Corp.	120,169	1,819
* Lumber Liquidators Holdings Inc.	119,746	1,808
* OfficeMax Inc.	370,514	1,797
* La-Z-Boy Inc.	227,073	1,683
* Quiksilver Inc.	546,524	1,667
Drew Industries Inc.	83,427	1,667
Sonic Automotive Inc. Class A	154,296	1,665
* Zumiez Inc.	93,592	1,639
Harte-Hanks Inc.	189,734	1,609
Superior Industries International Inc.	102,804	1,588
Ethan Allen Interiors Inc.	115,931	1,578
* Rue21 Inc.	67,228	1,525
HOT Topic Inc.	196,964	1,503
Callaway Golf Co.	281,194	1,454
Nutrisystem Inc.	119,908	1,452
Lithia Motors Inc. Class A	95,740	1,377
Brown Shoe Co. Inc.	185,643	1,322
Blyth Inc.	23,040	1,278
* Universal Technical Institute Inc.	92,120	1,252
* Red Robin Gourmet Burgers Inc.	49,968	1,204
* Boyd Gaming Corp.	239,607	1,174
Standard Motor Products Inc.	85,912	1,114
* Standard Pacific Corp.	438,422	1,083
* Universal Electronics Inc.	65,857	1,079
* Perry Ellis International Inc.	56,135	1,055
* EW Scripps Co. Class A	140,300	982
Movado Group Inc.	76,454	931
Marcus Corp.	93,160	927
* Winnebago Industries Inc.	126,174	873
PetMed Express Inc.	96,496	868
Haverty Furniture Cos. Inc.	82,489	824
* Arctic Cat Inc.	54,049	783
Stein Mart Inc.	122,275	764
* Kirkland's Inc.	74,321	682
* MarineMax Inc.	101,358	656
* Tuesday Morning Corp.	183,710	647
* Ruth's Hospitality Group Inc.	150,646	646
Spartan Motors Inc.	145,374	600
Big 5 Sporting Goods Corp.	97,067	590
Christopher & Banks Corp.	157,434	556
* Midas Inc.	62,473	512
* O'Charleys Inc.	84,226	500
* Monarch Casino & Resort Inc.	50,242	491
* Multimedia Games Holding Co. Inc.	117,956	477
* Audiovox Corp. Class A	83,075	456
* Coldwater Creek Inc.	273,374	342
* Zale Corp.	111,875	319
Skyline Corp.	28,171	269
* Kid Brands Inc.	73,428	194
* K-Swiss Inc. Class A	25,181	107

* M/I Homes Inc.	2,466	15
Lincoln Educational Services Corp.	820	7
* Corinthian Colleges Inc.	300	—
		259,094
Consumer Staples (4.7%)
* TreeHouse Foods Inc.	154,125	9,531
* United Natural Foods Inc.	208,918	7,738
Diamond Foods Inc.	94,611	7,549
Casey's General Stores Inc.	163,717	7,146
* Darling International Inc.	505,156	6,360
* Hain Celestial Group Inc.	188,563	5,761
Snyders-Lance Inc.	202,694	4,226
Sanderson Farms Inc.	81,916	3,891
B&G Foods Inc. Class A	207,517	3,462
J&J Snack Foods Corp.	62,395	2,998
WD-40 Co.	71,335	2,842
* Boston Beer Co. Inc. Class A	37,869	2,753
Andersons Inc.	81,106	2,730
* Prestige Brands Holdings Inc.	218,441	1,977
Cal-Maine Foods Inc.	61,496	1,933
Spartan Stores Inc.	99,099	1,534
* Central Garden and Pet Co. Class A	211,332	1,496
Nash Finch Co.	53,117	1,431
Calavo Growers Inc.	53,815	1,104
Inter Parfums Inc.	70,213	1,085
* Medifast Inc.	59,046	954
* Alliance One International Inc.	382,897	934
* Seneca Foods Corp. Class A	39,914	790
		80,225
Energy (3.9%)
World Fuel Services Corp.	305,492	9,974
SEACOR Holdings Inc.	93,276	7,482
Lufkin Industries Inc.	131,402	6,992
Bristow Group Inc.	157,236	6,671
* Swift Energy Co.	182,822	4,450
* Gulfport Energy Corp.	177,224	4,285
* Stone Energy Corp.	211,224	3,424
Contango Oil & Gas Co.	56,174	3,073
* ION Geophysical Corp.	547,046	2,588
* Tetra Technologies Inc.	334,580	2,583
* Hornbeck Offshore Services Inc.	101,915	2,539
* Petroleum Development Corp.	102,978	1,997
* Pioneer Drilling Co.	264,678	1,900
* Basic Energy Services Inc.	126,278	1,788
* Approach Resources Inc.	101,254	1,720
* Georesources Inc.	85,380	1,519
* Petroquest Energy Inc.	243,898	1,341
Gulf Island Fabrication Inc.	62,898	1,301
* OYO Geospace Corp.	19,911	1,121
* Matrix Service Co.	115,861	986
Penn Virginia Corp.	9,550	53
Overseas Shipholding Group Inc.	1,000	14
		67,801

Exchange-Traded Fund (3.9%)
1 Vanguard REIT ETF	1,315,000	66,894

Financials (16.0%)
ProAssurance Corp.	131,630	9,480
* Signature Bank	197,887	9,445
Cash America International Inc.	125,987	6,445
* Stifel Financial Corp.	231,871	6,158
* First Cash Financial Services Inc.	133,252	5,590
National Retail Properties Inc.	202,223	5,434
* Ezcorp Inc. Class A	186,604	5,326
Northwest Bancshares Inc.	446,726	5,320
Delphi Financial Group Inc.	236,690	5,094
Tanger Factory Outlet Centers	185,684	4,830
Mid-America Apartment Communities Inc.	79,754	4,803
BioMed Realty Trust Inc.	282,845	4,687
FNB Corp.	546,451	4,683
* Portfolio Recovery Associates Inc.	73,831	4,594
RLI Corp.	71,619	4,553
UMB Financial Corp.	139,085	4,462
Umpqua Holdings Corp.	493,316	4,336
Tower Group Inc.	178,105	4,071
Kilroy Realty Corp.	126,585	3,962
Prospect Capital Corp.	469,465	3,948
Entertainment Properties Trust	101,185	3,944
Wintrust Financial Corp.	152,610	3,939
United Bankshares Inc.	194,057	3,899
Old National Bancorp	407,660	3,799
Extra Space Storage Inc.	202,399	3,771
Post Properties Inc.	108,426	3,767
National Penn Bancshares Inc.	533,402	3,739
* Texas Capital Bancshares Inc.	160,940	3,677
* World Acceptance Corp.	65,049	3,639
Community Bank System Inc.	158,230	3,590
First Financial Bankshares Inc.	135,209	3,537
LaSalle Hotel Properties	183,683	3,527
First Financial Bancorp	250,578	3,458
Colonial Properties Trust	187,367	3,403
Susquehanna Bancshares Inc.	558,832	3,057
Selective Insurance Group Inc.	233,569	3,048
* Financial Engines Inc.	166,996	3,024
Glacier Bancorp Inc.	309,400	2,899
Healthcare Realty Trust Inc.	168,078	2,832
Oritani Financial Corp.	220,155	2,831
Infinity Property & Casualty Corp.	53,168	2,790
NBT Bancorp Inc.	146,626	2,730
Bank of the Ozarks Inc.	122,025	2,554
DiamondRock Hospitality Co.	364,067	2,545
Safety Insurance Group Inc.	66,275	2,507
Provident Financial Services Inc.	231,089	2,484
Columbia Banking System Inc.	171,885	2,461
First Midwest Bancorp Inc.	324,573	2,376
Interactive Brokers Group Inc.	166,658	2,322
Sovran Self Storage Inc.	60,423	2,246
EastGroup Properties Inc.	58,436	2,229
* Navigators Group Inc.	50,646	2,188
Medical Properties Trust Inc.	243,233	2,177

Employers Holdings Inc.	167,723	2,140
Meadowbrook Insurance Group Inc.	231,754	2,065
Home Bancshares Inc.	96,774	2,054
Independent Bank Corp.	93,779	2,039
PS Business Parks Inc.	41,071	2,035
PacWest Bancorp	144,812	2,019
* National Financial Partners Corp.	183,831	2,011
Horace Mann Educators Corp.	174,676	1,993
Brookline Bancorp Inc.	258,422	1,992
Boston Private Financial Holdings Inc.	337,780	1,986
S&T Bancorp Inc.	121,044	1,956
Lexington Realty Trust	296,077	1,936
PrivateBancorp Inc. Class A	257,253	1,934
Trustco Bank Corp. NY	401,579	1,791
City Holding Co.	66,347	1,791
* Investment Technology Group Inc.	179,963	1,762
Franklin Street Properties Corp.	154,804	1,751
Saul Centers Inc.	50,521	1,708
* Forestar Group Inc.	154,742	1,688
LTC Properties Inc.	66,260	1,678
First Commonwealth Financial Corp.	452,606	1,675
Acadia Realty Trust	88,375	1,653
Simmons First National Corp. Class A	75,660	1,642
* Pinnacle Financial Partners Inc.	149,507	1,636
United Fire & Casualty Co.	90,558	1,602
* AMERISAFE Inc.	80,480	1,482
* Encore Capital Group Inc.	64,067	1,400
* eHealth Inc.	94,627	1,293
Tompkins Financial Corp.	35,789	1,280
Inland Real Estate Corp.	169,671	1,239
Dime Community Bancshares Inc.	121,860	1,234
* Piper Jaffray Cos.	68,559	1,229
* Nara Bancorp Inc.	167,128	1,014
Sterling Bancorp	136,006	987
Pennsylvania REIT	122,302	945
Universal Health Realty Income Trust	27,876	937
Calamos Asset Management Inc. Class A	88,415	885
Getty Realty Corp.	58,092	838
Urstadt Biddle Properties Inc. Class A	51,058	815
Presidential Life Corp.	93,080	765
Stewart Information Services Corp.	85,272	754
* Wilshire Bancorp Inc.	261,696	717
* United Community Banks Inc.	82,700	702
SWS Group Inc.	128,386	602
* Hanmi Financial Corp.	656,642	545
Parkway Properties Inc.	48,102	530
Bank Mutual Corp.	201,386	526
Kite Realty Group Trust	139,121	509
Cedar Shopping Centers Inc.	123,971	386
* First BanCorp	4,481	13
		276,374
Health Care (12.5%)
* Regeneron Pharmaceuticals Inc.	322,632	18,777
* Healthspring Inc.	292,146	10,652
* Cubist Pharmaceuticals Inc.	262,466	9,270
* HMS Holdings Corp.	365,190	8,907
Quality Systems Inc.	84,343	8,181

* Salix Pharmaceuticals Ltd.	253,722	7,510
* Questcor Pharmaceuticals Inc.	267,669	7,297
* Haemonetics Corp.	111,002	6,491
* Magellan Health Services Inc.	131,891	6,370
* Centene Corp.	216,339	6,202
* Viropharma Inc.	303,894	5,491
West Pharmaceutical Services Inc.	144,708	5,369
Chemed Corp.	91,957	5,054
* PAREXEL International Corp.	253,760	4,804
* PSS World Medical Inc.	228,946	4,508
* Align Technology Inc.	295,169	4,478
* Par Pharmaceutical Cos. Inc.	156,827	4,175
* MWI Veterinary Supply Inc.	54,552	3,754
* Zoll Medical Corp.	95,111	3,589
* Neogen Corp.	100,898	3,503
* Medicines Co.	232,271	3,456
Invacare Corp.	138,958	3,202
Computer Programs & Systems Inc.	47,763	3,160
* Integra LifeSciences Holdings Corp.	88,193	3,155
* Air Methods Corp.	48,746	3,104
* Amsurg Corp. Class A	136,271	3,066
* Cyberonics Inc.	108,114	3,060
* NuVasive Inc.	172,933	2,952
* CONMED Corp.	123,836	2,849
Meridian Bioscience Inc.	178,438	2,809
* Hanger Orthopedic Group Inc.	144,756	2,734
* IPC The Hospitalist Co. Inc.	71,344	2,546
Analogic Corp.	54,196	2,461
* Merit Medical Systems Inc.	180,812	2,376
* Abaxis Inc.	98,718	2,262
Landauer Inc.	41,184	2,040
* Greatbatch Inc.	101,943	2,040
* Omnicell Inc.	144,386	1,990
* Bio-Reference Labs Inc.	107,316	1,976
* ICU Medical Inc.	52,847	1,945
* Molina Healthcare Inc.	123,163	1,902
* PharMerica Corp.	128,597	1,835
* SonoSite Inc.	60,395	1,832
* Emergent Biosolutions Inc.	106,259	1,640
Ensign Group Inc.	70,726	1,634
* Affymetrix Inc.	310,098	1,519
* Hi-Tech Pharmacal Co. Inc.	44,924	1,509
* Healthways Inc.	148,499	1,460
* Savient Pharmaceuticals Inc.	308,707	1,266
* Symmetry Medical Inc.	158,772	1,226
* Corvel Corp.	28,516	1,212
Cantel Medical Corp.	57,215	1,208
* LHC Group Inc.	69,002	1,177
* Arqule Inc.	232,798	1,176
* Medcath Corp.	73,966	1,027
* Kensey Nash Corp.	34,768	852
* eResearchTechnology Inc.	190,257	849
* AMN Healthcare Services Inc.	176,411	707
* Palomar Medical Technologies Inc.	83,527	658
* Cambrex Corp.	128,900	650
* SurModics Inc.	68,548	624
* Almost Family Inc.	36,518	607

* CryoLife Inc.	124,135	557
* Amedisys Inc.	28,105	417
* Natus Medical Inc.	26,776	255
* LCA-Vision Inc.	46,891	100
* Cross Country Healthcare Inc.	6,714	28
* Enzo Biochem Inc.	8,706	22
* Gentiva Health Services Inc.	4,039	22
		215,536
Industrials (15.2%)
CLARCOR Inc.	216,731	8,968
* Teledyne Technologies Inc.	158,420	7,740
Robbins & Myers Inc.	196,456	6,819
Toro Co.	132,119	6,510
* Moog Inc. Class A	197,856	6,454
Mueller Industries Inc.	163,447	6,307
Brady Corp. Class A	227,661	6,017
* Old Dominion Freight Line Inc.	202,348	5,862
* EMCOR Group Inc.	288,321	5,862
Actuant Corp. Class A	296,181	5,850
Curtiss-Wright Corp.	200,833	5,790
AO Smith Corp.	166,733	5,340
Belden Inc.	204,140	5,265
United Stationers Inc.	192,475	5,245
* Geo Group Inc.	280,197	5,200
* Tetra Tech Inc.	269,816	5,056
Applied Industrial Technologies Inc.	183,056	4,972
Healthcare Services Group Inc.	287,132	4,634
* HUB Group Inc. Class A	161,510	4,566
Simpson Manufacturing Co. Inc.	174,158	4,342
* II-VI Inc.	234,216	4,099
Kaydon Corp.	140,030	4,016
Barnes Group Inc.	205,533	3,957
ABM Industries Inc.	205,420	3,915
Heartland Express Inc.	257,104	3,486
Knight Transportation Inc.	259,523	3,454
Watts Water Technologies Inc. Class A	128,295	3,419
* Orbital Sciences Corp.	253,694	3,247
Forward Air Corp.	127,028	3,233
Kaman Corp.	113,667	3,166
* Allegiant Travel Co. Class A	64,662	3,048
Unifirst Corp.	65,828	2,981
Briggs & Stratton Corp.	219,428	2,964
ESCO Technologies Inc.	115,770	2,952
Interface Inc. Class A	248,165	2,943
* Ceradyne Inc.	108,397	2,915
Lindsay Corp.	54,002	2,905
Tennant Co.	82,125	2,905
AAR Corp.	170,910	2,849
* SYKES Enterprises Inc.	179,880	2,689
Cubic Corp.	68,683	2,683
* EnPro Industries Inc.	88,984	2,641
Skywest Inc.	225,757	2,598
* Mobile Mini Inc.	154,861	2,546
* Astec Industries Inc.	86,837	2,543
* Exponent Inc.	59,517	2,460
American Science & Engineering Inc.	39,797	2,430
* Dycom Industries Inc.	147,391	2,255

* Aerovironment Inc.	79,257	2,231
Albany International Corp.	121,843	2,224
Insperity Inc.	99,754	2,220
CIRCOR International Inc.	75,147	2,207
* TrueBlue Inc.	188,318	2,134
AZZ Inc.	54,722	2,122
* Navigant Consulting Inc.	226,027	2,095
G&K Services Inc. Class A	81,554	2,083
Universal Forest Products Inc.	85,199	2,049
* Insituform Technologies Inc. Class A	171,874	1,990
Resources Connection Inc.	195,631	1,913
Badger Meter Inc.	65,872	1,906
National Presto Industries Inc.	21,313	1,852
John Bean Technologies Corp.	125,760	1,793
Arkansas Best Corp.	110,718	1,788
Quanex Building Products Corp.	162,913	1,784
Encore Wire Corp.	83,058	1,709
* Griffon Corp.	208,629	1,707
Standex International Corp.	54,737	1,704
* Consolidated Graphics Inc.	41,553	1,518
Viad Corp.	89,133	1,513
Tredegar Corp.	100,687	1,493
Kelly Services Inc. Class A	123,736	1,411
Comfort Systems USA Inc.	165,116	1,374
Cascade Corp.	38,561	1,288
AAON Inc.	81,181	1,279
Heidrick & Struggles International Inc.	77,687	1,278
* Powell Industries Inc.	38,943	1,206
Federal Signal Corp.	272,437	1,204
* Dolan Co.	132,590	1,192
* GenCorp Inc.	258,047	1,159
* On Assignment Inc.	161,665	1,143
* Gibraltar Industries Inc.	133,044	1,080
Apogee Enterprises Inc.	123,267	1,059
Vicor Corp.	86,473	757
* Orion Marine Group Inc.	118,808	686
* Lydall Inc.	75,192	669
* NCI Building Systems Inc.	87,139	659
CDI Corp.	56,920	608
Lawson Products Inc.	18,216	246
Standard Register Co.	56,159	142
* School Specialty Inc.	64	—
		262,573
Information Technology (18.6%)
* CommVault Systems Inc.	191,244	7,087
* CACI International Inc. Class A	130,501	6,517
* Wright Express Corp.	166,724	6,342
* Viasat Inc.	181,079	6,032
Anixter International Inc.	125,879	5,972
* Microsemi Corp.	373,049	5,961
* Hittite Microwave Corp.	119,908	5,840
j2 Global Communications Inc.	199,282	5,361
* Arris Group Inc.	517,061	5,326
MAXIMUS Inc.	149,456	5,216
* Progress Software Corp.	288,308	5,060
* FEI Co.	168,203	5,039
Cognex Corp.	180,667	4,898

MKS Instruments Inc.	225,288	4,891
* Cymer Inc.	131,310	4,882
* Take-Two Interactive Software Inc.	372,964	4,744
* Taleo Corp. Class A	177,460	4,564
* Veeco Instruments Inc.	176,307	4,302
* Cardtronics Inc.	187,046	4,287
* JDA Software Group Inc.	182,757	4,284
Blackbaud Inc.	191,570	4,266
* Netgear Inc.	160,951	4,167
* Cirrus Logic Inc.	279,991	4,127
* MicroStrategy Inc. Class A	34,903	3,981
Littelfuse Inc.	98,851	3,975
Power Integrations Inc.	125,500	3,842
* GT Advanced Technologies Inc.	543,560	3,816
* RightNow Technologies Inc.	110,007	3,636
* TriQuint Semiconductor Inc.	707,809	3,553
* Cabot Microelectronics Corp.	100,959	3,472
* Scansource Inc.	117,446	3,472
* Plexus Corp.	153,227	3,466
* Synaptics Inc.	143,553	3,431
* Benchmark Electronics Inc.	259,952	3,382
Heartland Payment Systems Inc.	168,540	3,324
* Sourcefire Inc.	123,901	3,316
Comtech Telecommunications Corp.	113,410	3,186
* Bottomline Technologies Inc.	154,328	3,108
* Manhattan Associates Inc.	92,471	3,059
* LogMeIn Inc.	90,484	3,005
* Insight Enterprises Inc.	198,128	3,000
* Websense Inc.	173,046	2,994
* SYNNEX Corp.	109,713	2,874
* Diodes Inc.	160,285	2,872
* Synchronoss Technologies Inc.	114,583	2,854
* Tyler Technologies Inc.	111,889	2,829
* OSI Systems Inc.	84,368	2,828
* DealerTrack Holdings Inc.	179,426	2,812
* Liquidity Services Inc.	86,413	2,771
* Brightpoint Inc.	296,877	2,734
* Rogers Corp.	69,125	2,705
* Tessera Technologies Inc.	222,565	2,657
* Blue Coat Systems Inc.	184,863	2,566
* Ceva Inc.	100,794	2,450
* Rofin-Sinar Technologies Inc.	123,942	2,380
* Checkpoint Systems Inc.	174,576	2,371
* Kulicke & Soffa Industries Inc.	314,244	2,344
Brooks Automation Inc.	287,523	2,343
* comScore Inc.	136,805	2,308
* FARO Technologies Inc.	71,363	2,252
* ATMI Inc.	138,078	2,184
* Harmonic Inc.	498,179	2,122
Forrester Research Inc.	64,471	2,096
* TTM Technologies Inc.	220,016	2,092
Micrel Inc.	219,526	2,079
MTS Systems Corp.	67,715	2,075
* Volterra Semiconductor Corp.	107,268	2,063
* Ebix Inc.	139,006	2,043
* LivePerson Inc.	202,810	2,018
* DG FastChannel Inc.	117,929	1,999

United Online Inc.	382,033	1,998
* Standard Microsystems Corp.	100,593	1,952
Park Electrochemical Corp.	90,403	1,932
* CSG Systems International Inc.	151,134	1,910
* Ultratech Inc.	110,969	1,903
* Monotype Imaging Holdings Inc.	154,781	1,877
* DTS Inc.	75,610	1,877
* Netscout Systems Inc.	154,747	1,767
* Newport Corp.	163,205	1,764
EPIQ Systems Inc.	138,107	1,730
* Stratasys Inc.	92,121	1,708
Black Box Corp.	78,626	1,679
* TeleTech Holdings Inc.	110,106	1,678
* Interactive Intelligence Group	61,790	1,678
* Advanced Energy Industries Inc.	188,301	1,623
* Tekelec	265,555	1,604
* Entropic Communications Inc.	371,305	1,533
* Mercury Computer Systems Inc.	132,694	1,526
iGate Corp.	129,466	1,494
* Intermec Inc.	219,873	1,434
* Super Micro Computer Inc.	113,942	1,428
* Infospace Inc.	164,005	1,371
Daktronics Inc.	157,683	1,353
* Monolithic Power Systems Inc.	126,581	1,289
* Oplink Communications Inc.	84,462	1,279
* Electro Scientific Industries Inc.	105,577	1,255
CTS Corp.	150,553	1,224
* Digi International Inc.	110,420	1,215
Methode Electronics Inc.	162,079	1,204
* XO Group Inc.	137,238	1,121
* Exar Corp.	195,886	1,119
* Nanometrics Inc.	76,499	1,109
* Sigma Designs Inc.	139,382	1,093
Stamps.com Inc.	52,899	1,081
* Virtusa Corp.	80,589	1,064
Cohu Inc.	105,808	1,045
* Kopin Corp.	288,191	988
* Avid Technology Inc.	127,595	988
* Supertex Inc.	56,329	974
* Perficient Inc.	133,013	974
* CIBER Inc.	311,103	943
* Rudolph Technologies Inc.	139,097	931
* Rubicon Technology Inc.	77,183	844
* Symmetricom Inc.	189,237	821
* Pericom Semiconductor Corp.	109,485	811
Bel Fuse Inc. Class B	46,954	732
* Intevac Inc.	100,339	701
* Radisys Corp.	105,837	648
* DSP Group Inc.	103,024	608
Pulse Electronics Corp.	184,453	528
* THQ Inc.	300,829	520
* PC-Tel Inc.	82,956	510
* Measurement Specialties Inc.	18,475	480
* Agilysys Inc.	66,964	477
* Novatel Wireless Inc.	141,778	428
* LoJack Corp.	83,009	263
* Network Equipment Technologies Inc.	134,791	261

* Smith Micro Software Inc.	143,355	218
* NCI Inc. Class A	4,987	59
		320,528
Materials (4.9%)
Arch Chemicals Inc.	109,624	5,144
Balchem Corp.	124,541	4,647
PolyOne Corp.	401,860	4,304
Buckeye Technologies Inc.	169,355	4,083
Schweitzer-Mauduit International Inc.	69,575	3,887
HB Fuller Co.	212,577	3,873
Texas Industries Inc.	119,970	3,808
* OM Group Inc.	138,850	3,606
* Calgon Carbon Corp.	242,958	3,540
* Clearwater Paper Corp.	100,170	3,404
Eagle Materials Inc.	194,312	3,235
* RTI International Metals Inc.	131,275	3,061
Kaiser Aluminum Corp.	68,004	3,011
Deltic Timber Corp.	47,041	2,807
AMCOL International Corp.	108,931	2,613
Stepan Co.	35,555	2,389
* KapStone Paper and Packaging Corp.	167,725	2,330
Haynes International Inc.	53,120	2,308
Koppers Holdings Inc.	89,679	2,297
A Schulman Inc.	134,376	2,283
* LSB Industries Inc.	79,345	2,275
* Century Aluminum Co.	247,001	2,208
* Materion Corp.	89,292	2,025
Myers Industries Inc.	153,104	1,554
Zep Inc.	95,884	1,440
Quaker Chemical Corp.	55,379	1,435
Wausau Paper Corp.	214,968	1,374
Hawkins Inc.	38,093	1,213
American Vanguard Corp.	100,808	1,125
Neenah Paper Inc.	65,033	922
* AM Castle & Co.	73,539	805
Olympic Steel Inc.	40,007	678
* Headwaters Inc.	269,669	388
* Kraton Performance Polymers Inc.	9,388	152
* STR Holdings Inc.	391	3
		84,227
Telecommunication Services (0.5%)
* Cincinnati Bell Inc.	865,798	2,675
NTELOS Holdings Corp.	130,267	2,310
* General Communication Inc. Class A	161,371	1,323
Atlantic Tele-Network Inc.	39,916	1,312
USA Mobility Inc.	96,878	1,279
* Neutral Tandem Inc.	6,885	67
* Cbeyond Inc.	6,706	47
		9,013
Utilities (4.8%)
Piedmont Natural Gas Co. Inc.	309,446	8,940
New Jersey Resources Corp.	178,624	7,604
UIL Holdings Corp.	217,937	7,177
Southwest Gas Corp.	197,751	7,153
South Jersey Industries Inc.	129,362	6,436
Avista Corp.	249,527	5,951

El Paso Electric Co.		179,585	5,763
Unisource Energy Corp.		158,610	5,724
Northwest Natural Gas Co.		114,907	5,067
Allete Inc.		137,821	5,048
NorthWestern Corp.		156,246	4,991
Laclede Group Inc.		97,365	3,773
CH Energy Group Inc.		66,734	3,482
American States Water Co.		81,413	2,762
Central Vermont Public Service Corp.		58,604	2,063
			81,934
Total Common Stocks (Cost $1,562,441)			1,724,199
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund (Cost
$2,993)	0.144%	2,992,732	2,993

Total Investments (100.2%) (Cost $1,565,434)			1,727,192
Other Assets and Liabilities-Net (-0.2%)			(2,919)
Net Assets (100%)			1,724,273

* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2011, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At September 30, 2011, the cost of investment securities for tax purposes was $1,565,434,000. Net unrealized appreciation of investment securities for tax purposes was $161,758,000, consisting of

Tax-Managed Small-Cap Fund

unrealized gains of $339,705,000 on securities that had risen in value since their purchase and $177,947,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed International Fund

Schedule of Investments
As of September 30, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Australia (8.0%)
BHP Billiton Ltd.	2,706,766	89,623
Commonwealth Bank of Australia	1,312,350	57,074
Westpac Banking Corp.	2,533,145	49,055
Australia & New Zealand Banking Group Ltd.	2,184,255	40,543
National Australia Bank Ltd.	1,825,274	38,772
Wesfarmers Ltd.	853,916	25,801
Woolworths Ltd.	1,027,853	24,562
Rio Tinto Ltd.	376,408	22,048
Newcrest Mining Ltd.	623,659	20,557
Woodside Petroleum Ltd.	530,984	16,452
CSL Ltd.	467,347	13,268
Origin Energy Ltd.	936,161	11,979
Telstra Corp. Ltd.	3,851,390	11,470
QBE Insurance Group Ltd.	913,227	11,215
AMP Ltd.	2,541,928	9,548
Suncorp Group Ltd.	1,155,204	8,795
Foster's Group Ltd.	1,649,405	8,375
Santos Ltd.	748,480	8,100
Brambles Ltd.	1,240,492	7,647
Amcor Ltd.	1,137,064	7,528
Orica Ltd.	322,205	7,231
Macquarie Group Ltd.	313,211	6,774
Transurban Group	1,178,827	6,129
Coca-Cola Amatil Ltd.	511,412	5,859
Insurance Australia Group Ltd.	1,988,112	5,755
AGL Energy Ltd.	405,666	5,562
ASX Ltd.	175,736	5,104
Incitec Pivot Ltd.	1,623,960	5,032
WorleyParsons Ltd.	192,508	4,803
Fortescue Metals Group Ltd.	1,015,966	4,244
QR National Ltd.	1,391,414	4,208
Sonic Healthcare Ltd.	378,575	4,138
Asciano Ltd.	2,900,027	3,996
Iluka Resources Ltd.	341,101	3,993
Wesfarmers Ltd. Price Protected Shares	123,283	3,793
Lend Lease Group	543,538	3,650
Computershare Ltd.	479,528	3,415
Metcash Ltd.	837,443	3,301
Tatts Group Ltd.	1,520,091	3,252
Alumina Ltd.	2,200,611	3,069
OZ Minerals Ltd.	328,022	2,922
Toll Holdings Ltd.	694,448	2,912
Crown Ltd.	364,375	2,776
Cochlear Ltd.	60,373	2,676
* James Hardie Industries SE	483,786	2,645
Leighton Holdings Ltd.	147,299	2,616
Boral Ltd.	740,321	2,464
Bendigo and Adelaide Bank Ltd.	292,164	2,367
* Echo Entertainment Group Ltd.	633,163	2,236

Sims Metal Management Ltd.	183,755	2,205
SP AusNet	2,264,173	2,033
Ramsay Health Care Ltd.	110,749	2,022
MacArthur Coal Ltd.	130,223	1,991
TABCORP Holdings Ltd.	673,164	1,659
* Qantas Airways Ltd.	1,148,854	1,540
Fairfax Media Ltd.	1,913,926	1,504
BlueScope Steel Ltd.	1,984,831	1,369
Harvey Norman Holdings Ltd.	638,464	1,312
Caltex Australia Ltd.	124,143	1,280
OneSteel Ltd.	1,087,925	1,275
MAp Group	289,224	896
Newcrest Mining Ltd. ADR	22,953	754
* Paladin Energy Ltd.	615,374	706
Sims Metal Management Ltd. ADR	3,072	36
		619,916
Austria (0.3%)
Erste Group Bank AG	171,203	4,366
OMV AG	134,965	4,018
Telekom Austria AG	318,300	3,212
Voestalpine AG	87,728	2,536
Verbund AG	72,356	2,082
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,362	1,725
Raiffeisen Bank International AG	47,931	1,388
		19,327
Belgium (0.9%)
Anheuser-Busch InBev NV	674,759	35,816
Delhaize Group SA	89,468	5,230
Solvay SA Class A	54,140	5,098
Belgacom SA	143,802	4,328
UCB SA	99,921	4,258
Umicore SA	107,973	3,914
KBC Groep NV	153,846	3,549
Colruyt SA	75,004	3,116
Ageas	1,781,837	3,069
Mobistar SA	29,089	1,661
* Dexia SA	778,408	1,481
Bekaert SA	29,529	1,202
		72,722
Denmark (1.0%)
Novo Nordisk A/S Class B	356,741	35,579
* Danske Bank A/S	535,002	7,483
AP Moller - Maersk A/S Class B	1,210	7,108
Carlsberg A/S Class B	96,413	5,713
Novozymes A/S	35,195	5,004
* Vestas Wind Systems A/S	185,391	3,005
TDC A/S	321,732	2,637
DSV A/S	142,722	2,568
Coloplast A/S Class B	17,491	2,520
AP Moller - Maersk A/S	392	2,194
* William Demant Holding A/S	28,209	2,122
Tryg A/S	29,573	1,555
Pandora A/S	36,954	246
		77,734
Finland (0.9%)
Nokia Oyj	3,106,934	17,569

Sampo Oyj	376,827	9,465
Fortum Oyj	394,400	9,284
Kone Oyj Class B	143,916	6,845
UPM-Kymmene Oyj	402,649	4,549
Wartsila Oyj	151,336	3,591
Nokian Renkaat Oyj	98,981	2,963
Metso Oyj	94,442	2,765
Stora Enso Oyj	455,212	2,665
Elisa Oyj	86,951	1,778
Pohjola Bank plc Class A	168,541	1,773
Neste Oil Oyj	157,904	1,370
Kesko Oyj Class B	39,860	1,226
Orion Oyj Class B	50,794	1,023
Outokumpu Oyj	126,249	828
Sanoma Oyj	63,480	746
Rautaruukki Oyj	71,895	721
		69,161
France (9.1%)
Total SA	1,788,542	78,910
Sanofi	938,236	61,715
BNP Paribas SA	800,972	31,577
GDF Suez	1,036,430	30,794
Danone	489,413	30,086
LVMH Moet Hennessy Louis Vuitton SA	212,304	28,025
Air Liquide SA	238,590	27,862
France Telecom SA	1,566,227	25,634
Schneider Electric SA	408,502	21,861
Vivendi SA	1,036,984	21,113
L'Oreal SA	199,734	19,485
AXA SA	1,457,471	18,962
Vinci SA	369,267	15,839
Unibail-Rodamco SE	79,613	14,206
Societe Generale SA	534,845	14,001
Pernod-Ricard SA	168,843	13,219
Cie Generale d'Optique Essilor International SA	177,416	12,759
Cie de St-Gobain	329,951	12,588
ArcelorMittal	717,410	11,462
Carrefour SA	499,325	11,371
European Aeronautic Defence and Space Co. NV	336,894	9,470
Cie Generale des Etablissements Michelin Class B	151,601	9,067
PPR	63,543	8,214
Technip SA	90,204	7,227
Bouygues SA	208,337	6,892
Lafarge SA	176,616	6,070
SES SA	246,961	6,010
Alstom SA	175,785	5,790
Christian Dior SA	51,372	5,752
EDF SA	197,577	5,722
* Alcatel-Lucent	1,970,565	5,714
Renault SA	168,075	5,567
Vallourec SA	95,633	5,477
Credit Agricole SA	794,520	5,464
Sodexo	81,138	5,343
Legrand SA	156,873	4,890
Publicis Groupe SA	111,060	4,635
Cap Gemini SA	138,235	4,596
Safran SA	148,054	4,529

Veolia Environnement SA	295,640	4,318
Dassault Systemes SA	57,863	4,086
Bureau Veritas SA	51,955	3,735
STMicroelectronics NV	566,058	3,699
Suez Environnement Co.	265,220	3,691
Groupe Eurotunnel SA	427,692	3,625
Accor SA	131,738	3,508
Casino Guichard Perrachon SA	44,809	3,498
Eutelsat Communications SA	79,753	3,204
SCOR SE	140,659	3,034
Peugeot SA	138,565	2,948
Edenred	121,413	2,892
Klepierre	99,174	2,780
Lagardere SCA	112,288	2,758
* Cie Generale de Geophysique - Veritas	139,607	2,459
Thales SA	78,075	2,440
Arkema SA	41,202	2,386
CNP Assurances	157,597	2,321
Iliad SA	19,548	2,184
Natixis	686,946	2,161
AtoS	48,361	2,087
ICADE	24,827	1,940
Gecina SA	22,066	1,929
Aeroports de Paris	25,269	1,901
Fonciere Des Regions	25,964	1,811
Societe BIC SA	20,779	1,769
Neopost SA	23,199	1,701
Imerys SA	25,129	1,257
* JCDecaux SA	46,408	1,152
* Air France-KLM	155,190	1,134
Societe Television Francaise 1	90,938	1,131
Eiffage SA	29,042	896
Eramet	6,328	874
Metropole Television SA	52,124	845
		700,052
Germany (7.7%)
Siemens AG	690,629	62,137
BASF SE	771,991	47,065
SAP AG	771,937	39,278
Bayer AG	697,986	38,518
Allianz SE	381,533	35,761
Daimler AG	758,967	33,755
E.ON AG	1,511,944	32,804
Deutsche Telekom AG	2,395,825	28,122
Deutsche Bank AG	786,278	27,246
Muenchener Rueckversicherungs AG	159,853	19,853
Linde AG	143,510	19,204
Bayerische Motoren Werke AG	275,757	18,217
Volkswagen AG Prior Pfd.	123,677	16,322
RWE AG	352,548	13,005
Fresenius Medical Care AG & Co. KGaA	173,306	11,757
Adidas AG	179,668	10,934
Deutsche Post AG	710,328	9,094
* Deutsche Boerse AG	171,373	8,667
Henkel AG & Co. KGaA Prior Pfd.	156,913	8,343
Fresenius SE & Co. KGaA	92,659	8,236
ThyssenKrupp AG	320,107	7,866

K&S AG	142,716	7,471
* Commerzbank AG	2,960,271	7,419
Infineon Technologies AG	926,443	6,836
Porsche Automobil Holding SE Prior Pfd.	142,518	6,788
Henkel AG & Co. KGaA	119,931	5,256
Beiersdorf AG	88,841	4,754
Metro AG	105,670	4,486
Merck KGaA	53,776	4,405
MAN SE	51,231	3,971
* Kabel Deutschland Holding AG	73,247	3,927
HeidelbergCement AG	107,696	3,913
* Continental AG	62,662	3,617
GEA Group AG	152,912	3,569
Volkswagen AG	28,079	3,460
Lanxess AG	67,162	3,222
* QIAGEN NV	214,309	2,977
Bayerische Motoren Werke AG Prior Pfd.	59,455	2,789
Hochtief AG	43,960	2,746
Fraport AG Frankfurt Airport Services Worldwide	43,360	2,553
Deutsche Lufthansa AG	174,975	2,268
Salzgitter AG	43,925	2,108
Brenntag AG	24,189	2,098
Hannover Rueckversicherung AG	44,761	2,024
Suedzucker AG	52,060	1,479
United Internet AG	72,469	1,225
Celesio AG	91,760	1,208
Wacker Chemie AG	10,451	928
* TUI AG	173,659	893
Axel Springer AG	25,002	861
RWE AG Prior Pfd.	22,605	782
ProSiebenSat.1 Media AG Prior Pfd.	42,998	756
		596,973
Greece (0.2%)
National Bank of Greece SA ADR	3,707,529	2,892
Coca Cola Hellenic Bottling Co. SA	145,080	2,557
OPAP SA	164,631	1,661
Hellenic Telecommunications Organization SA ADR	552,089	1,195
Bank of Cyprus plc	607,811	938
* National Bank of Greece SA	224,607	813
* Alpha Bank AE	348,278	608
Public Power Corp. SA	76,157	605
* EFG Eurobank Ergasias SA	221,765	271
Hellenic Telecommunications Organization SA	21,242	90
		11,630
Hong Kong (2.7%)
AIA Group Ltd.	7,061,445	19,998
Sun Hung Kai Properties Ltd.	1,261,064	14,467
CLP Holdings Ltd.	1,604,932	14,459
Hutchison Whampoa Ltd.	1,838,512	13,606
Cheung Kong Holdings Ltd.	1,247,500	13,524
Hong Kong Exchanges and Clearing Ltd.	876,200	12,710
Power Assets Holdings Ltd.	1,221,600	9,346
Hong Kong & China Gas Co. Ltd.	4,138,653	9,316
Li & Fung Ltd.	4,857,670	8,105
Hang Seng Bank Ltd.	632,643	7,411
Wharf Holdings Ltd.	1,470,815	7,257

	Swire Pacific Ltd. Class A	660,088	6,782
	BOC Hong Kong Holdings Ltd.	3,054,000	6,457
	Hang Lung Properties Ltd.	2,168,810	6,453
*	Sands China Ltd.	1,981,600	4,636
	Bank of East Asia Ltd.	1,473,463	4,525
	Henderson Land Development Co. Ltd.	845,506	3,796
	Hang Lung Group Ltd.	709,000	3,613
	MTR Corp.	1,169,000	3,499
	Shangri-La Asia Ltd.	1,680,552	3,213
	Sino Land Co. Ltd.	2,413,000	3,187
	Wynn Macau Ltd.	1,259,200	2,978
	Wheelock & Co. Ltd.	950,000	2,811
	Kerry Properties Ltd.	750,000	2,394
	SJM Holdings Ltd.	1,316,000	2,325
	Hysan Development Co. Ltd.	713,000	2,160
	Cheung Kong Infrastructure Holdings Ltd.	353,000	2,057
	New World Development Ltd.	2,050,750	1,961
*	Foxconn International Holdings Ltd.	3,176,000	1,641
	Hopewell Holdings Ltd.	545,000	1,564
	ASM Pacific Technology Ltd.	151,100	1,475
	Cathay Pacific Airways Ltd.	896,770	1,464
	Yue Yuen Industrial Holdings Ltd.	562,000	1,453
*,1 Galaxy Entertainment Group Ltd.		957,000	1,390
	NWS Holdings Ltd.	1,014,500	1,342
	Esprit Holdings Ltd.	992,628	1,202
	Lifestyle International Holdings Ltd.	465,500	1,181
	PCCW Ltd.	2,971,000	1,105
	Wing Hang Bank Ltd.	128,000	1,033
	Orient Overseas International Ltd.	149,800	598
			208,494
Ireland (0.3%)
	CRH plc	552,645	8,541
*	Elan Corp. plc	525,980	5,575
	Kerry Group plc Class A	114,501	4,005
	Ryanair Holdings plc	282,408	1,248
	Ryanair Holdings plc ADR	25,900	667
*	Anglo Irish Bank Corp. Ltd.	257,065	—
			20,036
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	774,101	28,681
	Israel Chemicals Ltd.	428,443	4,879
	Bank Hapoalim BM	1,044,177	3,605
	Bank Leumi Le-Israel BM	798,535	2,447
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,175,809	2,200
	Elbit Systems Ltd.	33,443	1,302
	Israel Corp. Ltd.	1,998	1,279
*	Israel Discount Bank Ltd. Class A	822,541	1,207
	Cellcom Israel Ltd. (Registered)	58,198	1,188
*	NICE Systems Ltd.	38,786	1,167
*	Makhteshim-Agan Industries Ltd.	174,001	952
	Mizrahi Tefahot Bank Ltd.	109,213	897
	Delek Group Ltd.	5,635	854
	Partner Communications Co. Ltd.	48,274	458
			51,116
Italy (2.3%)
	ENI SPA	2,034,425	35,791

Enel SPA	5,576,988	24,618
Assicurazioni Generali SPA	1,001,043	15,853
Intesa Sanpaolo SPA (Registered)	8,236,588	12,917
UniCredit SPA	11,552,481	12,250
Telecom Italia SPA (Registered)	8,117,780	8,820
Saipem SPA	218,716	7,676
Snam Rete Gas SPA	1,298,391	5,994
Telecom Italia SPA (Bearer)	5,759,955	5,602
Tenaris SA	405,007	5,102
* Fiat Industrial SPA	664,453	4,965
Terna Rete Elettrica Nazionale SPA	1,119,031	4,150
Fiat SPA	698,307	3,770
Mediobanca SPA	439,411	3,450
Atlantia SPA	234,537	3,372
Unione di Banche Italiane SCPA	792,839	2,935
Enel Green Power SPA	1,232,788	2,809
Finmeccanica SPA	401,607	2,779
Banco Popolare SC	1,212,244	2,004
Pirelli & C SPA	277,697	1,975
Banca Monte dei Paschi di Siena SPA	3,362,957	1,868
Luxottica Group SPA	72,155	1,834
Prysmian SPA	126,290	1,659
Exor SPA	81,023	1,586
Banca Carige SPA	800,209	1,548
Mediaset SPA	462,545	1,457
Autogrill SPA	139,583	1,403
A2A SPA	988,192	1,229
Intesa Sanpaolo SPA (Bearer)	620,595	798
Parmalat SPA	322,314	681
		180,895
Japan (23.2%)
Toyota Motor Corp.	2,333,918	80,005
Mitsubishi UFJ Financial Group Inc.	10,530,744	48,332
Canon Inc.	942,633	42,801
Honda Motor Co. Ltd.	1,381,939	40,484
Sumitomo Mitsui Financial Group Inc.	1,128,258	31,789
Takeda Pharmaceutical Co. Ltd.	663,894	31,487
Mizuho Financial Group Inc.	18,984,061	27,800
Mitsubishi Corp.	1,145,886	23,330
NTT DoCoMo Inc.	12,687	23,116
FANUC Corp.	163,500	22,521
Softbank Corp.	712,500	20,848
Mitsui & Co. Ltd.	1,438,500	20,837
Nippon Telegraph & Telephone Corp.	408,800	19,585
Nissan Motor Co. Ltd.	2,122,400	18,779
Hitachi Ltd.	3,711,758	18,425
Seven & I Holdings Co. Ltd.	648,220	18,170
Japan Tobacco Inc.	3,847	17,995
East Japan Railway Co.	288,400	17,485
Mitsubishi Estate Co. Ltd.	1,068,935	17,339
Panasonic Corp.	1,790,353	17,304
Komatsu Ltd.	794,100	17,121
KDDI Corp.	2,461	16,942
Shin-Etsu Chemical Co. Ltd.	345,200	16,933
Sony Corp.	840,500	16,089
Tokio Marine Holdings Inc.	604,400	15,317
Mitsubishi Electric Corp.	1,713,000	15,174

Astellas Pharma Inc.	381,114	14,386
Toshiba Corp.	3,279,000	13,377
Denso Corp.	415,300	13,351
Nintendo Co. Ltd.	87,100	12,798
Nippon Steel Corp.	4,456,970	12,783
Kao Corp.	458,701	12,777
Bridgestone Corp.	561,031	12,730
ITOCHU Corp.	1,324,000	12,652
Mitsui Fudosan Co. Ltd.	777,000	12,274
Daiichi Sankyo Co. Ltd.	568,263	11,846
Sumitomo Corp.	946,600	11,713
Central Japan Railway Co.	1,328	11,589
Inpex Corp.	1,860	11,422
Mitsubishi Heavy Industries Ltd.	2,672,000	11,269
Nomura Holdings Inc.	3,036,677	11,074
Kyocera Corp.	132,100	11,046
Kansai Electric Power Co. Inc.	638,350	11,032
Chubu Electric Power Co. Inc.	588,800	11,028
Keyence Corp.	38,808	10,620
Kirin Holdings Co. Ltd.	779,000	10,189
MS&AD Insurance Group Holdings	465,733	10,133
Tokyo Gas Co. Ltd.	2,176,000	10,107
Murata Manufacturing Co. Ltd.	178,000	9,664
JX Holdings Inc.	1,683,050	9,446
Sumitomo Mitsui Trust Holdings Inc.	2,767,270	9,159
FUJIFILM Holdings Corp.	388,700	9,034
Toray Industries Inc.	1,285,000	8,999
Eisai Co. Ltd.	222,900	8,994
Secom Co. Ltd.	183,400	8,846
Hoya Corp.	380,300	8,817
Asahi Glass Co. Ltd.	889,035	8,680
Marubeni Corp.	1,544,000	8,622
Fast Retailing Co. Ltd.	46,400	8,310
JFE Holdings Inc.	402,600	8,127
Kubota Corp.	993,000	8,098
Nidec Corp.	98,000	7,893
Rakuten Inc.	6,685	7,788
Terumo Corp.	144,800	7,536
Sharp Corp.	885,000	7,435
Fujitsu Ltd.	1,554,000	7,328
Asahi Group Holdings Ltd.	342,900	7,266
Resona Holdings Inc.	1,519,436	7,249
Osaka Gas Co. Ltd.	1,742,000	7,237
Sumitomo Electric Industries Ltd.	612,700	7,196
Mitsubishi Chemical Holdings Corp.	1,048,500	7,111
Ajinomoto Co. Inc.	589,500	6,964
SMC Corp.	46,900	6,855
West Japan Railway Co.	159,400	6,833
Dai-ichi Life Insurance Co. Ltd.	6,609	6,831
Daito Trust Construction Co. Ltd.	74,400	6,821
Aeon Co. Ltd.	502,973	6,804
Sumitomo Realty & Development Co. Ltd.	353,000	6,786
Nikon Corp.	284,800	6,718
NKSJ Holdings Inc.	302,200	6,709
Tokyo Electron Ltd.	146,400	6,641
Yamato Holdings Co. Ltd.	355,200	6,476
Suzuki Motor Corp.	293,000	6,459

JS Group Corp.	224,312	6,280
Asahi Kasei Corp.	1,043,000	6,251
Olympus Corp.	201,600	6,222
Odakyu Electric Railway Co. Ltd.	653,000	6,207
Shiseido Co. Ltd.	315,800	6,125
Sumitomo Metal Mining Co. Ltd.	459,000	6,077
Daikin Industries Ltd.	212,000	6,072
Kintetsu Corp.	1,552,190	5,852
Daiwa Securities Group Inc.	1,558,000	5,818
Aisin Seiki Co. Ltd.	172,800	5,753
Otsuka Holdings Co. Ltd.	208,800	5,720
Kyushu Electric Power Co. Inc.	353,300	5,680
Nitto Denko Corp.	143,100	5,632
Daiwa House Industry Co. Ltd.	435,000	5,570
Shizuoka Bank Ltd.	526,000	5,511
Sumitomo Chemical Co. Ltd.	1,382,000	5,333
Yamada Denki Co. Ltd.	76,050	5,289
JGC Corp.	215,000	5,258
Rohm Co. Ltd.	100,300	5,232
Bank of Yokohama Ltd.	1,039,000	5,210
Chiba Bank Ltd.	744,000	5,160
Tohoku Electric Power Co. Inc.	371,700	5,150
Tokyu Corp.	1,008,000	5,065
Dentsu Inc.	158,000	5,006
Dai Nippon Printing Co. Ltd.	483,800	5,003
Sumitomo Metal Industries Ltd.	2,390,000	4,954
* Mitsubishi Motors Corp.	3,657,000	4,847
Ricoh Co. Ltd.	578,000	4,844
Sega Sammy Holdings Inc.	204,988	4,783
Kuraray Co. Ltd.	348,500	4,753
Shikoku Electric Power Co. Inc.	171,900	4,726
Oriental Land Co. Ltd.	44,100	4,705
T&D Holdings Inc.	495,980	4,673
Sekisui House Ltd.	483,859	4,534
Keio Corp.	629,000	4,500
Yahoo Japan Corp.	14,488	4,500
Isuzu Motors Ltd.	1,045,000	4,489
Toppan Printing Co. Ltd.	612,000	4,457
OJI Paper Co. Ltd.	808,000	4,432
NGK Insulators Ltd.	291,000	4,379
* NEC Corp.	2,154,400	4,377
Chugoku Electric Power Co. Inc.	244,800	4,306
Unicharm Corp.	87,100	4,178
Keikyu Corp.	432,000	3,988
Shionogi & Co. Ltd.	267,400	3,956
Hisamitsu Pharmaceutical Co. Inc.	81,900	3,935
Mitsubishi Tanabe Pharma Corp.	210,050	3,905
Tobu Railway Co. Ltd.	824,000	3,881
Mitsui OSK Lines Ltd.	983,000	3,787
Tokyo Electric Power Co. Inc.	1,245,770	3,766
Chugai Pharmaceutical Co. Ltd.	221,200	3,747
Kobe Steel Ltd.	2,226,000	3,716
NTT Data Corp.	1,200	3,704
Dena Co. Ltd.	88,100	3,691
Benesse Holdings Inc.	83,300	3,690
Lawson Inc.	65,190	3,690
TonenGeneral Sekiyu KK	313,000	3,597

Makita Corp.	100,300	3,570
Omron Corp.	181,500	3,564
Konami Corp.	105,700	3,549
TDK Corp.	101,700	3,548
Toyota Tsusho Corp.	206,893	3,540
Sekisui Chemical Co. Ltd.	413,000	3,472
Nippon Express Co. Ltd.	810,000	3,455
Hiroshima Bank Ltd.	692,200	3,426
Shimizu Corp.	772,000	3,388
Obayashi Corp.	683,000	3,374
Electric Power Development Co. Ltd.	114,140	3,373
Kyowa Hakko Kirin Co. Ltd.	299,000	3,334
Kawasaki Heavy Industries Ltd.	1,298,000	3,310
Hachijuni Bank Ltd.	539,600	3,305
* Yamaha Motor Co. Ltd.	250,100	3,302
Nippon Yusen KK	1,199,000	3,252
Joyo Bank Ltd.	690,000	3,210
Trend Micro Inc.	102,500	3,206
Nippon Electric Glass Co. Ltd.	351,500	3,194
Nitori Holdings Co. Ltd.	31,550	3,176
Daihatsu Motor Co. Ltd.	174,000	3,157
JSR Corp.	182,600	3,142
Hirose Electric Co. Ltd.	33,600	3,124
Teijin Ltd.	865,000	3,110
Fuji Heavy Industries Ltd.	526,000	3,088
Namco Bandai Holdings Inc.	225,300	3,051
NSK Ltd.	415,000	3,050
Konica Minolta Holdings Inc.	444,000	3,044
Taisei Corp.	1,104,000	3,039
Bank of Kyoto Ltd.	340,000	3,027
Keisei Electric Railway Co. Ltd.	440,000	2,984
Credit Saison Co. Ltd.	154,200	2,973
Hokuhoku Financial Group Inc.	1,343,100	2,935
Gunma Bank Ltd.	520,000	2,898
Nissin Foods Holdings Co. Ltd.	71,500	2,877
IHI Corp.	1,292,000	2,848
Nippon Paper Group Inc.	106,900	2,846
TOTO Ltd.	317,000	2,796
Kajima Corp.	847,000	2,780
* Mazda Motor Corp.	1,370,000	2,771
Hokuriku Electric Power Co.	150,000	2,768
Kurita Water Industries Ltd.	97,000	2,719
Isetan Mitsukoshi Holdings Ltd.	268,340	2,716
Santen Pharmaceutical Co. Ltd.	64,400	2,707
JTEKT Corp.	224,500	2,686
Hokkaido Electric Power Co. Inc.	179,500	2,646
MEIJI Holdings Co. Ltd.	55,254	2,622
Mitsui Chemicals Inc.	783,000	2,619
Sankyo Co. Ltd.	48,400	2,619
Suruga Bank Ltd.	268,000	2,611
Sumitomo Heavy Industries Ltd.	497,000	2,542
Yakult Honsha Co. Ltd.	79,900	2,493
Toyo Seikan Kaisha Ltd.	163,600	2,476
Mitsubishi Gas Chemical Co. Inc.	398,000	2,443
Mitsubishi Materials Corp.	989,000	2,408
Sysmex Corp.	66,600	2,396
Amada Co. Ltd.	364,000	2,394

Toho Co. Ltd.	135,200	2,362
Ibiden Co. Ltd.	109,300	2,310
Shimano Inc.	43,000	2,276
Nishi-Nippon City Bank Ltd.	740,000	2,274
Stanley Electric Co. Ltd.	150,400	2,273
Sony Financial Holdings Inc.	146,800	2,241
Takashimaya Co. Ltd.	304,860	2,223
Mitsubishi UFJ Lease & Finance Co. Ltd.	54,530	2,177
THK Co. Ltd.	130,500	2,172
Showa Denko KK	1,100,000	2,171
NTN Corp.	462,000	2,167
Toyo Suisan Kaisha Ltd.	78,000	2,139
Gree Inc.	69,800	2,129
Fukuoka Financial Group Inc.	500,800	2,095
Tokyu Land Corp.	577,000	2,074
Nippon Sheet Glass Co. Ltd.	926,000	2,072
* Yokogawa Electric Corp.	217,800	2,060
Sumitomo Rubber Industries Ltd.	160,200	2,048
Nisshin Seifun Group Inc.	154,900	2,022
SBI Holdings Inc.	23,337	2,017
NGK Spark Plug Co. Ltd.	148,000	2,011
Jupiter Telecommunications Co. Ltd.	1,857	2,009
Japan Steel Works Ltd.	335,513	2,001
Marui Group Co. Ltd.	265,000	1,992
Ube Industries Ltd.	599,000	1,991
Nippon Meat Packers Inc.	152,000	1,975
Tsumura & Co.	61,600	1,964
Yamaha Corp.	176,300	1,908
Rinnai Corp.	22,200	1,853
Aeon Mall Co. Ltd.	81,000	1,850
Furukawa Electric Co. Ltd.	675,000	1,838
Casio Computer Co. Ltd.	285,300	1,806
NOK Corp.	99,500	1,800
Brother Industries Ltd.	151,800	1,783
Miraca Holdings Inc.	40,000	1,758
Idemitsu Kosan Co. Ltd.	19,609	1,757
J Front Retailing Co. Ltd.	367,200	1,743
Shimamura Co. Ltd.	16,600	1,740
Fuji Electric Co. Ltd.	671,000	1,737
McDonald's Holdings Co. Japan Ltd.	63,900	1,704
Hamamatsu Photonics KK	41,800	1,685
All Nippon Airways Co. Ltd.	526,317	1,647
Toho Gas Co. Ltd.	247,000	1,621
Yamazaki Baking Co. Ltd.	105,000	1,592
Dainippon Sumitomo Pharma Co. Ltd.	143,900	1,581
Nisshin Steel Co. Ltd.	866,000	1,546
Kikkoman Corp.	135,000	1,542
Advantest Corp.	142,800	1,539
Iyo Bank Ltd.	149,000	1,520
FamilyMart Co. Ltd.	39,500	1,509
Otsuka Corp.	21,860	1,507
Chugoku Bank Ltd.	102,000	1,502
Seiko Epson Corp.	117,300	1,493
Kawasaki Kisen Kaisha Ltd.	709,000	1,474
Mitsui Engineering & Shipbuilding Co. Ltd.	864,000	1,451
Koito Manufacturing Co. Ltd.	91,712	1,451
USS Co. Ltd.	16,970	1,443

Citizen Holdings Co. Ltd.	288,100	1,435
Sojitz Corp.	782,500	1,430
Nomura Real Estate Holdings Inc.	91,271	1,381
Cosmo Oil Co. Ltd.	557,000	1,379
Nomura Research Institute Ltd.	59,700	1,364
Shimadzu Corp.	157,000	1,324
Kamigumi Co. Ltd.	146,000	1,303
Showa Shell Sekiyu KK	180,000	1,282
NHK Spring Co. Ltd.	142,000	1,255
Asics Corp.	91,596	1,251
Yamaguchi Financial Group Inc.	123,000	1,243
Toyoda Gosei Co. Ltd.	65,100	1,240
Kansai Paint Co. Ltd.	126,000	1,207
Aeon Credit Service Co. Ltd.	77,510	1,192
* Elpida Memory Inc.	190,502	1,192
Hitachi Metals Ltd.	102,000	1,175
Denki Kagaku Kogyo KK	302,000	1,151
Taiyo Nippon Sanso Corp.	161,000	1,121
Hakuhodo DY Holdings Inc.	19,210	1,114
Nabtesco Corp.	58,000	1,096
GS Yuasa Corp.	233,000	1,093
Yaskawa Electric Corp.	142,000	1,071
Suzuken Co. Ltd.	39,160	1,053
Kaneka Corp.	185,000	1,047
* Sumco Corp.	111,460	1,041
Tosoh Corp.	331,000	1,037
Air Water Inc.	82,805	1,024
Hitachi Chemical Co. Ltd.	60,900	1,005
Coca-Cola West Co. Ltd.	51,500	988
Ushio Inc.	64,800	987
Hitachi Construction Machinery Co. Ltd.	58,400	978
Daido Steel Co. Ltd.	159,000	951
Toyota Boshoku Corp.	65,800	940
Shinsei Bank Ltd.	834,014	937
Alfresa Holdings Corp.	22,400	937
Mitsubishi Logistics Corp.	83,000	894
Daicel Corp.	154,000	877
Hino Motors Ltd.	145,000	863
MediPal Holdings Corp.	84,700	858
Chiyoda Corp.	87,809	856
ABC-Mart Inc.	22,200	853
Aozora Bank Ltd.	346,000	797
Oracle Corp. Japan	22,100	778
Hitachi High-Technologies Corp.	38,651	776
Mabuchi Motor Co. Ltd.	14,900	692
Minebea Co. Ltd.	201,000	675
Itochu Techno-Solutions Corp.	14,900	670
Square Enix Holdings Co. Ltd.	35,600	641
Kinden Corp.	72,000	623
Maruichi Steel Tube Ltd.	25,300	597
Yamato Kogyo Co. Ltd.	22,000	577
		1,791,731
Netherlands (2.4%)
Unilever NV	1,377,621	43,607
* ING Groep NV	3,254,052	22,954
Koninklijke KPN NV	1,357,728	17,883
Koninklijke Philips Electronics NV	839,243	15,058

ASML Holding NV	375,507	12,984
Koninklijke Ahold NV	1,052,508	12,378
Heineken NV	206,781	9,283
Akzo Nobel NV	205,787	9,081
Koninklijke DSM NV	143,597	6,243
* Aegon NV	1,492,647	6,050
Reed Elsevier NV	486,460	5,349
Wolters Kluwer NV	262,083	4,253
Randstad Holding NV	109,582	3,494
Heineken Holding NV	83,663	3,229
Koninklijke Vopak NV	62,979	3,010
Fugro NV	58,175	2,934
Corio NV	54,603	2,516
SBM Offshore NV	143,646	2,490
TNT Express NV	297,979	2,083
Delta Lloyd NV	88,567	1,398
PostNL NV	309,967	1,356
Koninklijke Boskalis Westminster NV	41,075	1,263
		188,896
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	1,765,067	3,508
Fletcher Building Ltd.	518,516	3,033
Sky City Entertainment Group Ltd.	766,089	1,939
Auckland International Airport Ltd.	596,794	1,037
Contact Energy Ltd.	224,755	929
		10,446
Norway (0.9%)
Statoil ASA	957,500	20,546
Telenor ASA	645,144	9,950
Seadrill Ltd.	285,045	7,872
DnB NOR ASA	718,045	7,156
Yara International ASA	171,880	6,557
Orkla ASA	736,321	5,597
* Subsea 7 SA	235,764	4,479
Norsk Hydro ASA	857,894	3,891
Gjensidige Forsikring ASA	135,204	1,396
Aker Solutions ASA	132,627	1,271
* Renewable Energy Corp. ASA	676,941	592
		69,307
Portugal (0.3%)
EDP - Energias de Portugal SA	1,767,449	5,444
Portugal Telecom SGPS SA	544,463	4,000
Galp Energia SGPS SA Class B	170,387	3,112
Jeronimo Martins SGPS SA	159,174	2,486
* EDP Renovaveis SA	297,484	1,620
Banco Espirito Santo SA	528,351	1,399
Cimpor Cimentos de Portugal SGPS SA	124,738	833
* Banco Comercial Portugues SA	2,907,801	752
		19,646
Singapore (1.7%)
Singapore Telecommunications Ltd.	7,049,290	16,992
DBS Group Holdings Ltd.	1,582,123	14,187
Oversea-Chinese Banking Corp. Ltd.	2,249,300	13,863
United Overseas Bank Ltd.	1,036,504	13,328
Keppel Corp. Ltd.	1,160,904	6,808
Wilmar International Ltd.	1,513,000	6,021

* Genting Singapore plc	4,845,000	5,626
CapitaLand Ltd.	2,605,000	4,860
Singapore Press Holdings Ltd.	1,627,250	4,653
Singapore Airlines Ltd.	524,710	4,543
Singapore Exchange Ltd.	830,000	4,172
Fraser and Neave Ltd.	879,650	3,861
Golden Agri-Resources Ltd.	7,560,831	3,499
Noble Group Ltd.	3,361,890	3,354
City Developments Ltd.	450,000	3,263
Singapore Technologies Engineering Ltd.	1,178,906	2,509
Hutchison Port Holdings Trust	3,723,251	2,485
ComfortDelGro Corp. Ltd.	2,482,000	2,464
Jardine Cycle & Carriage Ltd.	77,037	2,448
Olam International Ltd.	1,401,800	2,389
* Global Logistic Properties Ltd.	1,677,000	2,103
SembCorp Industries Ltd.	694,660	1,793
SembCorp Marine Ltd.	636,600	1,559
UOL Group Ltd.	438,750	1,383
Keppel Land Ltd.	693,000	1,354
Cosco Corp. Singapore Ltd.	1,594,000	1,112
Yangzijiang Shipbuilding Holdings Ltd.	1,303,000	870
StarHub Ltd.	373,000	811
Neptune Orient Lines Ltd.	561,250	463
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	236,188	20
		132,793
Spain (3.5%)
Telefonica SA	3,422,557	65,593
Banco Santander SA	7,033,452	57,505
Banco Bilbao Vizcaya Argentaria SA	3,619,950	29,972
Iberdrola SA	3,443,542	23,282
Repsol YPF SA	656,873	17,341
Inditex SA	173,171	14,783
Gas Natural SDG SA	292,254	4,970
Red Electrica Corp. SA	105,732	4,818
Abertis Infraestructuras SA	303,605	4,669
ACS Actividades de Construccion y Servicios SA	116,377	4,101
Ferrovial SA	348,812	3,976
Banco Popular Espanol SA	834,139	3,848
* Bankia SA	731,171	3,589
Banco de Sabadell SA	945,633	3,377
Amadeus IT Holding SA	206,656	3,302
CaixaBank	692,370	3,034
* Grifols SA	119,791	2,234
Acciona SA	26,278	2,215
* International Consolidated Airlines Group SA	851,889	2,006
Mapfre SA	649,261	2,005
Enagas SA	106,433	1,956
Bankinter SA	351,995	1,912
* Distribuidora Internacional de Alimentacion SA	466,909	1,859
Indra Sistemas SA	113,547	1,633
Acerinox SA	121,488	1,365
Fomento de Construcciones y Contratas SA	52,850	1,303
Mediaset Espana Comunicacion SA	207,507	1,180
Zardoya Otis SA	84,029	1,068
* Banco Bilbao Vizcaya Argentaria SA Rights Exp. 10/14/2011	3,194,625	471

* Criteria Caixacorp SA Rights Exp. 10/13/2011	4,538	—
		269,367
Sweden (2.9%)
Hennes & Mauritz AB Class B	870,244	26,057
Telefonaktiebolaget LM Ericsson Class B	2,565,074	24,630
Nordea Bank AB	2,250,976	18,217
TeliaSonera AB	1,874,636	12,359
Volvo AB Class B	1,175,859	11,551
Svenska Handelsbanken AB Class A	425,557	10,829
Atlas Copco AB Class A	605,019	10,709
Sandvik AB	900,272	10,374
Swedbank AB Class A	669,584	7,393
Millicom International Cellular SA	68,343	6,810
SKF AB	343,423	6,471
Skandinaviska Enskilda Banken AB Class A	1,162,413	6,249
Atlas Copco AB Class B	380,372	5,955
Swedish Match AB	175,682	5,798
Svenska Cellulosa AB Class B	474,695	5,780
Assa Abloy AB Class B	257,888	5,306
Alfa Laval AB	334,159	5,260
Tele2 AB	259,225	4,695
Skanska AB Class B	326,478	4,520
Getinge AB	186,469	4,069
Scania AB Class B	259,073	3,701
Kinnevik Investment AB Class B	197,570	3,656
Electrolux AB Class B	246,422	3,624
Hexagon AB Class B	228,952	2,977
Securitas AB Class B	383,716	2,791
Boliden AB	220,523	2,268
Ratos AB	187,172	2,149
Modern Times Group AB Class B	42,912	1,720
Holmen AB	59,367	1,475
Husqvarna AB	343,320	1,387
SSAB AB Class A	160,441	1,190
		219,970
Switzerland (8.6%)
Nestle SA	2,907,222	160,050
Novartis AG	1,964,861	109,761
Roche Holding AG	592,359	95,673
* UBS AG	3,066,769	35,080
ABB Ltd.	1,846,000	31,577
Zurich Financial Services AG	123,839	25,796
Credit Suisse Group AG	970,108	25,379
Syngenta AG	81,169	21,093
Cie Financiere Richemont SA	441,622	19,672
Swiss Re AG	308,146	14,455
Transocean Ltd.	264,350	12,746
Holcim Ltd.	210,229	11,156
Swatch Group AG (Bearer)	27,199	8,949
1 Synthes Inc.	53,212	8,612
Swisscom AG	21,145	8,603
SGS SA	4,066	6,177
Geberit AG	32,704	6,039
Julius Baer Group Ltd.	177,094	5,918
Givaudan SA	6,703	5,228
Kuehne & Nagel International AG	44,040	4,943

Schindler Holding AG (Bearer)	44,744	4,743
Adecco SA	103,823	4,092
Sonova Holding AG	43,146	3,915
Swiss Life Holding AG	31,386	3,442
Actelion Ltd.	96,420	3,203
Aryzta AG	72,913	3,166
Lindt & Spruengli AG	89	3,074
Lonza Group AG	49,893	3,006
Baloise Holding AG	39,361	2,883
Sika AG	1,619	2,867
GAM Holding AG	224,478	2,810
Swatch Group AG (Registered)	44,451	2,649
Lindt & Spruengli AG	683	1,987
Sulzer AG	16,932	1,740
Straumann Holding AG	10,462	1,637
Schindler Holding AG (Registered)	13,698	1,493
Aryzta AG	14,448	612
		664,226
United Kingdom (22.3%)
HSBC Holdings plc	14,918,020	114,262
Vodafone Group plc	43,140,637	111,186
BP plc	15,870,248	95,153
GlaxoSmithKline plc	4,372,639	90,230
Royal Dutch Shell plc Class A	2,865,563	88,538
British American Tobacco plc	1,678,861	70,891
Royal Dutch Shell plc Class B	2,272,644	70,713
BG Group plc	2,863,734	54,808
Rio Tinto plc	1,201,721	53,294
AstraZeneca plc	1,176,545	52,215
BHP Billiton plc	1,832,286	48,948
Diageo plc	2,122,888	40,476
Standard Chartered plc	1,960,701	39,118
Tesco plc	6,664,147	39,036
Anglo American plc	1,118,642	38,494
Unilever plc	1,069,355	33,497
Imperial Tobacco Group plc	863,170	29,130
National Grid plc	2,909,242	28,837
SABMiller plc	808,948	26,395
Reckitt Benckiser Group plc	520,096	26,352
Barclays plc	9,739,833	23,886
Xstrata plc	1,746,932	22,060
Centrica plc	4,098,822	18,894
Prudential plc	2,169,063	18,628
* Lloyds Banking Group plc	34,377,818	18,456
BT Group plc	6,695,862	17,947
Scottish & Southern Energy plc	788,453	15,822
Tullow Oil plc	760,377	15,378
Shire plc	491,331	15,322
* Rolls-Royce Holdings plc	1,613,721	14,835
Compass Group plc	1,621,621	13,083
Pearson plc	709,375	12,513
BAE Systems plc	2,895,044	11,957
Aviva plc	2,381,598	11,200
British Sky Broadcasting Group plc	991,784	10,215
WPP plc	1,078,463	9,989
Experian plc	853,354	9,579
ARM Holdings plc	1,067,393	9,128

Reed Elsevier plc	1,090,168	8,346
Kingfisher plc	2,112,228	8,111
Legal & General Group plc	5,291,541	7,903
Old Mutual plc	4,771,754	7,743
WM Morrison Supermarkets plc	1,652,971	7,453
Smith & Nephew plc	792,297	7,127
Land Securities Group plc	709,077	7,047
Burberry Group plc	387,354	7,034
Randgold Resources Ltd.	70,946	6,891
* Autonomy Corp. plc	170,452	6,744
Marks & Spencer Group plc	1,353,904	6,593
Standard Life plc	2,103,436	6,509
International Power plc	1,367,902	6,494
Next plc	164,117	6,434
Wolseley plc	252,156	6,256
British Land Co. plc	822,213	6,056
United Utilities Group plc	614,785	5,951
Capita Group plc	542,570	5,943
Aggreko plc	224,397	5,647
Severn Trent plc	233,425	5,577
* Royal Bank of Scotland Group plc	15,539,144	5,559
* Cairn Energy plc	1,257,600	5,454
Resolution Ltd.	1,401,441	5,370
Smiths Group plc	340,201	5,250
Royal Dutch Shell plc Class A	167,144	5,154
Carnival plc	160,831	5,013
RSA Insurance Group plc	2,827,691	4,866
J Sainsbury plc	1,136,043	4,837
Sage Group plc	1,217,985	4,831
Associated British Foods plc	279,328	4,809
Antofagasta plc	335,325	4,788
Johnson Matthey plc	191,774	4,704
Petrofac Ltd.	245,932	4,549
Man Group plc	1,706,211	4,414
G4S plc	1,064,151	4,403
Fresnillo plc	174,003	4,254
AMEC plc	310,750	3,921
Whitbread plc	157,620	3,865
Rexam plc	793,389	3,815
Hammerson plc	644,560	3,774
Glencore International plc	600,279	3,771
GKN plc	1,371,084	3,723
Admiral Group plc	186,541	3,659
Intercontinental Hotels Group plc	221,871	3,598
Bunzl plc	300,558	3,582
ICAP plc	548,972	3,499
Intertek Group plc	121,641	3,498
* ITV plc	3,688,820	3,374
Weir Group plc	136,708	3,266
Serco Group plc	380,591	3,011
Cobham plc	1,102,598	2,985
Babcock International Group plc	281,480	2,870
Invensys plc	795,565	2,771
Capital Shopping Centres Group plc	520,407	2,639
3i Group plc	885,590	2,575
Segro plc	753,547	2,571
Investec plc	443,021	2,397

Lonmin plc	146,218	2,374
Inmarsat plc	303,664	2,313
Schroders plc	114,352	2,267
Kazakhmys plc	169,515	2,071
Eurasian Natural Resources Corp. plc	227,138	2,013
Balfour Beatty plc	454,393	1,797
London Stock Exchange Group plc	141,330	1,778
Vedanta Resources plc	96,728	1,644
* Essar Energy plc	312,786	1,212
TUI Travel plc	503,079	1,160
		1,722,372
Total Common Stocks (Cost $8,958,148)		7,716,810
Total Investments (100.0%) (Cost $8,958,148)		7,716,810
Other Assets and Liabilities-Net (0.0%)		600
Net Assets (100%)		7,717,410

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate value of these securities was $10,002,000, representing 0.1% of net assets.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Tax-Managed International Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,545	7,711,265	—

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2011:

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2010	75
Change in Unrealized Appreciation (Depreciation)	(75)
Balance as of September 30, 2011	—

D. At September 30, 2011, the cost of investment securities for tax purposes was $8,958,148,000. Net unrealized depreciation of investment securities for tax purposes was $1,241,338,000, consisting of unrealized gains of $375,583,000 on securities that had risen in value since their purchase and $1,616,921,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2011

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.